UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	November 1, 2016 — April 30, 2017

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Absolute Return 700 Fund®

Semiannual report
4 | 30 | 17

Absolute return funds are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

FUND SYMBOL
CLASS A
PDMAX

Putnam
Absolute Return
700 Fund®

Semiannual report
4 | 30 | 17

Message from the Trustees	1

Interview with your fund’s portfolio manager	3

Your fund’s performance	9

Your fund’s expenses	11

Terms and definitions	13

Other information for shareholders	15

Financial statements	16

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including perceptions about) the risk of default and expectations about monetary policy or interest rates, changes in government intervention, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility in the financial markets and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund’s efforts to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. Under certain market conditions, the fund may accept greater-than-typical volatility to seek its targeted return. The fund may not achieve its goal, and it is not intended to be a complete investment program. You can lose money by investing in the fund. The fund’s prospectus lists additional risks. The fund is not intended to outperform stocks and bonds during strong market rallies.

Message from the Trustees

June 12, 2017

Dear Fellow Shareholder:

An impressive level of investor optimism has helped to fuel financial markets through most of 2017’s first half. Global stock and bond markets have generally fared well, with many stock market indexes achieving new record highs with relatively low volatility. At the same time, however, investors worldwide are monitoring a number of macroeconomic and political risks that could disrupt the positive momentum.

While calm markets are generally welcome, we believe investors should continue to remember time-tested strategies: maintain a well-diversified portfolio, keep a long-term view, and do not overreact to short-term market fluctuations. We also believe it is a good idea to speak regularly with your financial advisor to help ensure that your portfolio is aligned with your goals. In the following pages, you will find an overview of your fund’s performance for the reporting period as well as an outlook for the coming months.

We would also like to take this opportunity to announce the arrival of Catharine Bond Hill and Manoj P. Singh to your fund’s Board of Trustees. Dr. Hill and Mr. Singh bring extensive professional and directorship experience to their role as Trustees, and we are pleased to welcome them.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See below and pages 9–10 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

The fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 700 basis points (or 7.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. No information for the target return is provided for periods of less than one year.

The fund is not expected to outperform during periods of market rallies.

* Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/17. See above and pages 9–10 for additional fund performance information. Index descriptions can be found on page 14.

2 Absolute Return 700 Fund

Bob is Co-Head of Global Asset Allocation (GAA) at Putnam. He holds an M.B.A. from the Graduate School of Business, Bentley University, and a B.A. from the University of Massachusetts, Amherst. Bob joined Putnam in 1989 and has been in the investment industry since 1988.

In addition to Bob, your fund is managed by Chief Investment Officer, GAA, Robert J. Schoen; Co-Head of GAA James A. Fetch; and Co-Head of GAA Jason R. Vaillancourt, CFA.

How would you describe the global investment environment during the six-month reporting period ended April 30, 2017?

The environment was quite positive, resulting in part from better global economic activity and in part from optimism about a number of potential stimulus policies. Early in the period, U.S. stock markets rallied strongly after the somewhat unexpected election of Donald Trump. Anticipating a combination of tax cuts and deregulation, the market showed strong demand for stocks as well as high-yield fixed-income securities. International stocks, by contrast, were initially flat as investors considered potential negative effects on trade to come from anticipated U.S. protectionism and rising populist sentiment in other countries.

By contrast, investment-grade fixed-income markets began to sell off after the U.S. election in anticipation of rate increases by the Federal Reserve and expectations that relatively strong economic growth in the United States may be signaling the end to the long-term rally in bond prices. The benchmark 10-year Treasury yield began the reporting period at 1.83%, then spiked in the weeks following the U.S.

Absolute Return 700 Fund 3

Allocations are shown as a percentage of the fund’s net assets as of 4/30/17. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Negative weights may result from timing differences between trade and settlement dates of securities, such as TBAs, or from the use of derivatives.

presidential election, reaching a high of 2.60% when the Fed increased rates at its December 14 meeting. (As yields rise, bond prices decrease.) Treasury yields at the short end of the yield curve continued to increase during the period, and spreads between Treasuries and corporate bonds tightened as investors continued to favor higher-yielding issues.

The remainder of the reporting period saw continued support for riskier assets. Global economic data were broadly positive and growth in the eurozone, Japan, and in some emerging markets picked up speed, contributing to continued stock market advances during the period. As widely expected, the Fed again increased its target for short-term interest rates by a quarter percentage point to 1% in mid-March. Fed Chair Janet Yellen expressed confidence in the economy and reaffirmed that the Fed may implement two more rate increases this year. U.S. stocks leveled off later

4 Absolute Return 700 Fund

in March and April, however, after a false start on health-care legislation triggered uncertainty about the administration’s ability to garner traction for anticipated tax-reform and fiscal-stimulus plans.

For the period overall, the S&P 500 Index, a bellwether for the broad U.S. stock market, returned 13.32%. Equities in the international developed markets outside the United States, as represented by the MSCI EAFE Index [ND], returned 11.47%. On the fixed-income side, the Bloomberg Barclays U.S. Aggregate Bond Index was –0.67% for the period, while the JPMorgan Developed High Yield Index gained 5.85%.

Would you please summarize the fund’s overall investment strategy?

Putnam Absolute Return 700 Fund seeks to earn a positive total return that exceeds the return of U.S. Treasury bills by 7% on an annualized basis over a reasonable time period [generally at least three years or more] regardless of market conditions.

We seek to do this by utilizing both directional and non-directional strategies. Directional strategies look to capitalize on opportunities in global markets based on our assessment of broad market trends. These trends may involve either positive or negative market movements. Non-directional strategies are market-neutral trades that seek to add value regardless of global market trends. We shift the composition of the portfolio’s risk between directional and non-directional strategies based on our active views regarding the relative potential of these approaches. In addition, the portfolio’s total risk exposure is adjusted based on our outlook and current market conditions. We use a variety of security types and other tools to implement our investment process as we seek to manage various global risks.

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/17. Short-term investments, TBA commitments and derivatives, if any, are excluded. Holdings may vary over time.

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How did directional strategies influence the fund’s performance during the six-month reporting period?

The fund delivered positive performance for the period, and both directional and non-directional strategies contributed to that result. Within our directional exposures, long positioning in U.S. equity markets was the biggest driver of returns. We also added value from tactical positioning within commodities, where we maintained long and short exposures at various points during the period, and within credit risk, specifically high-yield bonds.

The fund’s directional returns were somewhat offset by weakness in rate-sensitive fixed-income positions. The fund had long exposures to U.S. 10-year Treasuries, which worked against the portfolios as rates moved meaningfully higher at the end of 2016 before trading in a mostly lower range later in the period. Despite headwinds for rate-sensitive fixed-income securities, this asset class still provided an important diversification benefit for multi-asset portfolios during the period.

How did the fund’s non-directional strategies perform during the period?

The fund’s non-directional strategies provided a higher rate of return than its directional strategies during the period. Equity-selection alpha strategies, which take advantage of market-neutral opportunities across stock markets, produced some of the strongest returns. The fund’s quantitatively driven strategies, which select stocks using data models, performed well in the United States and in emerging markets. In other non-directional strategies, fixed-income security selection added value, with a structured credit strategy that primarily focuses on the securitized mortgage market performing particularly well.

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

6 Absolute Return 700 Fund

Did derivative strategies have an impact on performance during the period?

We use a variety of derivatives as tools to manage and hedge market, security, currency, and interest-rate risks and to gain exposure to markets or individual securities. However, derivatives strategies did not have a significant impact on overall return of the fund for the period.

What is your outlook for the coming months?

During the period, the global economy demonstrated its ability to perform well against an evolving backdrop of political uncertainties. Although tax reform and trade policy legislation have been slow to develop in the United States, consumer confidence has remained high and markets have behaved much as we would expect in a rising rate environment. In Europe, populist candidates that advocate disrupting trade relationships have mostly failed to gain traction, but we will monitor ongoing elections there, as well as the “Brexit” negotiations between the United Kingdom and the European Union.

In our view, global economies appear to be normalizing, and we think this is particularly true in the United States, where the Fed has shifted its focus and indicated that it may begin to sell off bonds it purchased during years of quantitative easing. Central banks outside of the United States, in contrast to the Fed, have continued to hold the line on rates, but have been signaling that this could be changing.

How do you plan to position the fund as we move further into 2017?

Currently, we favor non-directional risk over directional risk. The global economic picture may be largely positive, but it is also complicated, and our non-directional strategies allow us to seek to generate returns regardless of where global markets move from here. Within directional exposures, we continue to be tactical across markets where we see opportunity apart from current trends. Within

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Absolute Return 700 Fund 7

the United States, we believe it will likely take some time for domestic political and economic factors to play out, and this could dampen what have been strong recent stock returns, in our view, making flexibility all the more important. How the markets digest ongoing divergence in global interest-rate policy will help determine our fixed-income selections and future portfolio positioning decisions.

Thank you for your time and for bringing us up to date, Bob.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

8 Absolute Return 700 Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2017, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class P, R, R6, and Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/17

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months

Class A (12/23/08)
Before sales charge	51.31%	5.08%	18.66%	3.48%	9.56%	3.09%	8.12%	5.05%

After sales charge	42.61	4.34	11.84	2.26	3.26	1.07	1.90	–0.99

Class B (12/23/08)
Before CDSC	42.27	4.31	14.28	2.71	7.07	2.30	7.26	4.63

After CDSC	42.27	4.31	12.28	2.34	4.24	1.39	2.26	–0.37

Class C (12/23/08)
Before CDSC	42.12	4.30	14.30	2.71	7.09	2.31	7.38	4.64

After CDSC	42.12	4.30	14.30	2.71	7.09	2.31	6.38	3.64

Class M (12/23/08)
Before sales charge	44.71	4.52	15.79	2.98	7.91	2.57	7.60	4.78

After sales charge	39.64	4.08	11.74	2.24	4.13	1.36	3.83	1.12

Class P (8/31/16)
Net asset value	54.36	5.34	20.30	3.77	10.41	3.35	8.48	5.22

Class R (12/23/08)
Net asset value	47.65	4.78	17.19	3.22	8.62	2.80	7.84	4.84

Class R6 (7/2/12)
Net asset value	54.91	5.38	20.72	3.84	10.61	3.42	8.55	5.20

Class Y (12/23/08)
Net asset value	54.23	5.32	20.20	3.75	10.31	3.33	8.39	5.13

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class P, R, R6, and Y shares have no initial sales charge or CDSC. Performance for class P and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class P and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

Absolute Return 700 Fund 9

Comparative index returns For periods ended 4/30/17

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months

BofA Merrill Lynch U.S.
Treasury Bill Index	1.56%	0.19%	0.88%	0.18%	0.66%	0.22%	0.40%	0.22%

Bloomberg Barclays U.S.
Aggregate Bond Index	38.46	3.97	11.87	2.27	8.19	2.66	0.83	–0.67

S&P 500 Index	230.54	15.39	89.81	13.68	34.83	10.47	17.92	13.32

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund price and distribution information For the six-month period ended 4/30/17

	Class A		Class B	Class C	Class M		Class P	Class R	Class R6	Class Y

	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value

10/31/16	$11.28	$11.97	$11.01	$10.99	$11.08	$11.48	$11.31	$11.15	$11.35	$11.31

4/30/17	11.85	12.57	11.52	11.50	11.61	12.03	11.90	11.69	11.94	11.89

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

The fund made no distributions during the period.

Fund performance as of most recent calendar quarter Total return for periods ended 3/31/17

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months

Class A (12/23/08)
Before sales charge	50.03%	5.03%	18.78%	3.50%	8.72%	2.83%	7.31%	3.89%

After sales charge	41.41	4.28	11.95	2.28	2.47	0.82	1.14	–2.08

Class B (12/23/08)
Before CDSC	41.07	4.25	14.38	2.72	6.23	2.04	6.52	3.44

After CDSC	41.07	4.25	12.38	2.36	3.43	1.13	1.52	–1.56

Class C (12/23/08)
Before CDSC	41.01	4.24	14.40	2.73	6.26	2.04	6.54	3.54

After CDSC	41.01	4.24	14.40	2.73	6.26	2.04	5.54	2.54

Class M (12/23/08)
Before sales charge	43.58	4.47	15.90	2.99	7.16	2.33	6.86	3.69

After sales charge	38.56	4.02	11.84	2.26	3.41	1.12	3.12	0.06

Class P (8/31/16)
Net asset value	53.07	5.28	20.42	3.79	9.65	3.12	7.66	4.15

Class R (12/23/08)
Net asset value	46.52	4.73	17.30	3.24	7.88	2.56	7.01	3.76

Class R6 (7/2/12)
Net asset value	53.61	5.33	20.85	3.86	9.86	3.18	7.73	4.13

Class Y (12/23/08)
Net asset value	52.94	5.27	20.32	3.77	9.56	3.09	7.57	4.06

See the discussion following the fund performance table on page 9 for information about the calculation of fund performance.

10 Absolute Return 700 Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class Y

Total annual operating expenses
for the fiscal year ended 10/31/16	1.21%*	1.96%*	1.96%*	1.71%*	0.82%**	1.46%*	0.86%*	0.96%*

Annualized expense ratio for the
six-month period ended 4/30/17†	1.16%	1.91%	1.91%	1.66%	0.77%	1.41%	0.81%	0.91%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Prospectus expense information also includes the impact of acquired fund fees and expenses of 0.01%, which is not included in the financial highlights or annualized expense ratios. Expenses are shown as a percentage of average net assets.

* Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class P shares.

† Includes a decrease of 0.19% from annualizing the performance fee adjustment for the six months ended 4/30/17.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/16 to 4/30/17. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class Y

Expenses paid per $1,000*†	$5.90	$9.69	$9.69	$8.43	$3.92	$7.16	$4.12	$4.63

Ending value (after expenses)	$1,050.50	$1,046.30	$1,046.40	$1,047.80	$1,052.20	$1,048.40	$1,052.00	$1,051.30

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/17. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

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Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/17, use the following calculation method. To find the value of your investment on 11/1/16, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class Y

Expenses paid per $1,000*†	$5.81	$9.54	$9.54	$8.30	$3.86	$7.05	$4.06	$4.56

Ending value (after expenses)	$1,019.04	$1,015.32	$1,015.32	$1,016.56	$1,020.98	$1,017.80	$1,020.78	$1,020.28

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/17. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

12 Absolute Return 700 Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class P shares require no minimum initial investment amount and no minimum subsequent investment amount. There is no initial or deferred sales charge. They are available only to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

Absolute Return 700 Fund 13

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

MSCI EAFE Index (ND) is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

14 Absolute Return 700 Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2017, Putnam employees had approximately $494,000,000 and the Trustees had approximately $139,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Absolute Return 700 Fund 15

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

16 Absolute Return 700 Fund

The fund’s portfolio 4/30/17 (Unaudited)

COMMON STOCKS (40.3%)*	Shares	Value

Basic materials (2.3%)

Adecoagro SA (Argentina) †	52,600	$583,334

Anhui Conch Cement Co., Ltd. (China)	612,000	2,144,028

Ashland Global Holdings, Inc.	3,700	456,950

Bemis Co., Inc.	10,300	462,779

China Lesso Group Holdings, Ltd. (China)	2,194,000	1,748,803

China Railway Construction Corp., Ltd. (China)	2,010,000	2,811,496

Lotte Chemical Corp. (South Korea)	10,029	3,014,253

PTT Global Chemical PCL (Thailand)	1,729,800	3,750,650

Reliance Steel & Aluminum Co.	6,600	520,212

Sappi, Ltd. (South Africa)	335,033	2,489,479

Sherwin-Williams Co. (The)	5,300	1,773,804

Siam Cement PCL (The) (Thailand)	229,850	3,548,422

Sinopec Shanghai Petrochemical Co., Ltd. (China)	4,434,000	2,479,690

Sonoco Products Co.	8,700	455,097

		26,238,997

Capital goods (2.6%)

Allison Transmission Holdings, Inc.	30,400	1,175,872

Avery Dennison Corp.	19,800	1,647,558

Berry Plastics Group, Inc. †	10,200	510,000

BWX Technologies, Inc.	11,700	575,289

Carlisle Cos., Inc.	3,400	344,726

China Railway Group, Ltd. (China)	3,384,000	2,871,354

Crown Holdings, Inc. †	11,100	622,599

General Dynamics Corp.	13,300	2,577,407

Honeywell International, Inc.	30,900	4,052,226

L3 Technologies, Inc.	4,400	755,788

Northrop Grumman Corp.	17,400	4,279,704

Raytheon Co.	28,100	4,361,401

United Tractors Tbk PT (Indonesia)	1,227,000	2,476,277

Waste Management, Inc.	44,200	3,216,876

		29,467,077

Communication services (3.9%)

AT&T, Inc.	38,800	1,537,644

China Mobile, Ltd. (China)	77,000	821,145

Comcast Corp. Class A	48,900	1,916,391

DISH Network Corp. Class A †	279,373	18,002,796

Juniper Networks, Inc.	98,000	2,946,860

LG Uplus Corp. (South Korea)	286,339	3,636,171

SK Telecom Co., Ltd. (South Korea)	15,808	3,327,196

Telecom Argentina SA ADR (Argentina)	29,300	663,938

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	12,730,800	4,173,876

Telkom SA SOC, Ltd. (South Africa)	612,363	3,426,621

Verizon Communications, Inc.	102,317	4,697,373

		45,150,011

Consumer cyclicals (3.9%)

Alfa SAB de CV (Mexico)	445,483	610,771

Aramark	7,900	288,508

Automatic Data Processing, Inc.	40,600	4,242,294

Absolute Return 700 Fund 17

COMMON STOCKS (40.3%)* cont.	Shares	Value

Consumer cyclicals cont.

AutoZone, Inc. †	3,800	$2,630,322

Carter’s, Inc.	4,600	423,384

CBS Corp. Class B (non-voting shares)	26,400	1,757,184

China Dongxiang Group Co., Ltd. (China)	2,738,000	520,964

Clorox Co. (The)	1,900	254,011

Dollar General Corp.	38,400	2,792,064

Genting Bhd (Malaysia)	964,100	2,185,382

Great Wall Motor Co., Ltd. (China)	1,422,500	1,543,502

Hankook Tire Co., Ltd. (South Korea)	19,900	1,030,064

Hasbro, Inc.	18,800	1,863,268

Home Depot, Inc. (The)	4,200	655,620

Hyatt Hotels Corp. Class A †	8,400	466,200

Imperial Holdings, Ltd. (South Africa)	76,606	968,714

Interpublic Group of Cos., Inc. (The)	47,400	1,117,218

Itausa — Investimentos Itau SA (Preference) (Brazil)	63,700	198,482

John Wiley & Sons, Inc. Class A	4,700	247,690

Kimberly-Clark Corp.	3,100	402,225

Kimberly-Clark de Mexico SAB de CV Class A (Mexico)	467,831	998,523

Lowe’s Cos., Inc.	43,500	3,692,280

Madison Square Garden Co. (The) Class A †	1,300	262,301

Naspers, Ltd. Class N (South Africa)	2,076	394,353

News Corp. Class B	12,300	159,900

Omnicom Group, Inc.	1,672	137,305

PVH Corp.	3,800	383,914

Qualicorp SA (Brazil)	278,100	1,980,139

Scotts Miracle-Gro Co. (The) Class A	4,500	434,700

ServiceMaster Global Holdings, Inc. †	19,900	758,190

Smiles SA (Brazil)	199,900	4,348,103

TJX Cos., Inc. (The)	25,900	2,036,776

Twenty-First Century Fox, Inc.	79,900	2,440,146

Vail Resorts, Inc.	1,200	237,192

Vantiv, Inc. Class A †	36,700	2,276,868

World Fuel Services Corp.	7,400	272,542

		45,011,099

Consumer staples (3.2%)

Altria Group, Inc.	71,631	5,141,673

Church & Dwight Co., Inc.	11,800	584,454

Colgate-Palmolive Co.	40,300	2,903,212

Constellation Brands, Inc. Class A	1,800	310,572

Coty, Inc. Class A	8,922	159,258

CVS Health Corp.	35,300	2,910,132

General Mills, Inc.	39,600	2,277,396

Gruma SAB de CV Class B (Mexico)	247,813	3,304,788

Hanwha Corp. (South Korea)	63,098	2,215,278

Hershey Co. (The)	26,400	2,856,480

Indofood Sukses Makmur Tbk PT (Indonesia)	1,740,600	1,093,670

JBS SA (Brazil)	924,751	2,992,137

McDonald’s Corp.	34,068	4,767,135

PepsiCo, Inc.	2,700	305,856

18 Absolute Return 700 Fund

COMMON STOCKS (40.3%)* cont.	Shares	Value

Consumer staples cont.

Philip Morris International, Inc.	1,400	$155,176

Pool Corp.	3,500	418,670

Procter & Gamble Co. (The)	13,153	1,148,651

Sao Martinho SA (Brazil)	133,203	746,999

Sysco Corp.	48,700	2,574,769

US Foods Holding Corp. †	5,000	141,000

		37,007,306

Energy (2.0%)

Dril-Quip, Inc. †	3,300	170,115

Exxon Mobil Corp.	82,431	6,730,491

Halcon Resources Corp. † S	32,166	215,512

Petrobras Argentina SA ADR (Argentina) † S	42,500	480,250

Phillips 66	12,200	970,632

SandRidge Energy, Inc. †	35,031	645,271

Schlumberger, Ltd.	55,100	3,999,709

SK Innovation Co., Ltd. (South Korea)	16,248	2,441,698

Surgutneftegas OJSC ADR (Russia)	310,784	1,521,598

TechnipFMC PLC (United Kingdom) †	28,800	867,744

Vantage Drilling International (Units) †	1,527	251,955

YPF SA ADR (Argentina)	166,500	4,300,695

		22,595,670

Financials (9.4%)

Aflac, Inc.	16,400	1,228,032

AGNC Investment Corp. R	112,300	2,366,161

Agricultural Bank of China, Ltd. (China)	8,870,000	4,093,837

Alleghany Corp. †	500	305,350

Allstate Corp. (The)	6,100	495,869

Ally Financial, Inc.	34,100	675,180

American Financial Group, Inc.	3,800	369,778

Annaly Capital Management, Inc. R	102,700	1,212,887

Aspen Insurance Holdings, Ltd.	8,800	460,680

Associated Banc-Corp.	7,600	189,240

Assured Guaranty, Ltd.	8,800	335,544

Banco do Brasil SA (Brazil)	214,000	2,214,804

Banco Macro SA ADR (Argentina)	24,900	2,134,428

Bank Negara Indonesia Persero Tbk PT (Indonesia)	4,967,700	2,375,954

Bank of China, Ltd. (China)	5,505,000	2,668,156

Bank of Communications Co., Ltd. (Rights) (China)	7,904	—

Bank of Communications Co., Ltd. (China)	3,952,000	3,043,381

Bank of New York Mellon Corp. (The)	29,700	1,397,682

BBVA Banco Frances SA ADR (Argentina)	31,400	574,620

Berkshire Hathaway, Inc. Class B †	14,200	2,345,982

Brandywine Realty Trust R	14,300	242,671

Broadridge Financial Solutions, Inc.	11,800	825,292

Capital One Financial Corp.	19,500	1,567,410

Chimera Investment Corp. R	45,700	930,452

China Cinda Asset Management Co., Ltd. (China)	6,485,000	2,467,824

China Construction Bank Corp. (China)	6,599,000	5,361,764

China Huarong Asset Management Co., Ltd. (China) †	956,000	403,129

Absolute Return 700 Fund 19

COMMON STOCKS (40.3%)* cont.	Shares	Value

Financials cont.

Chongqing Rural Commercial Bank Co., Ltd. (China)	2,473,000	$1,700,946

CIFI Holdings Group Co., Ltd. (China)	1,400,000	505,763

CoreLogic, Inc. †	9,900	423,126

Corporate Office Properties Trust R	8,300	271,742

Discover Financial Services	27,800	1,740,002

Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey) R	1,559,376	1,295,108

Equity Commonwealth † R	12,100	387,079

Equity Lifestyle Properties, Inc. R	3,800	307,458

Equity Residential Trust R S	18,400	1,188,272

Everest Re Group, Ltd.	3,786	952,974

Fubon Financial Holding Co., Ltd. (Taiwan)	2,433,000	3,814,289

Grupo Financiero Galicia SA ADR (Argentina) S	59,500	2,324,665

Guangzhou R&F Properties Co., Ltd. (China)	2,034,800	3,426,932

Hanover Insurance Group, Inc. (The)	2,100	185,367

Highwealth Construction Corp. (Taiwan)	299,000	504,428

Highwoods Properties, Inc. R	7,400	376,512

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	30,497	983,601

Industrial & Commercial Bank of China, Ltd. (China)	8,953,000	5,847,158

Industrial Bank of Korea (South Korea)	316,338	3,475,020

Intercontinental Exchange, Inc.	24,800	1,492,960

Itau Unibanco Holding SA ADR (Preference) (Brazil)	167,294	2,057,716

KB Financial Group, Inc. (South Korea)	6,074	267,429

Liberty Property Trust R	8,800	357,016

Macerich Co. (The) R	6,800	424,524

Macquarie Mexico Real Estate Management SA de CV (Mexico) R	637,850	698,661

Marsh & McLennan Cos., Inc.	25,900	1,919,967

MFA Financial, Inc. R	59,600	495,276

Mid-America Apartment Communities, Inc. R	2,611	259,037

MRV Engenharia e Participacoes SA (Brazil)	493,096	2,476,316

Old Mutual PLC (South Africa)	1,354,637	3,403,778

People’s Insurance Co. Group of China, Ltd. (China)	5,148,000	2,124,497

PNC Financial Services Group, Inc. (The)	34,600	4,143,350

Popular, Inc. (Puerto Rico)	14,700	616,077

Public Storage R	1,200	251,256

Regency Centers Corp. R	10,890	688,030

Reinsurance Group of America, Inc.	5,200	650,208

Retail Properties of America, Inc. Class A R	12,200	162,748

Sberbank of Russia PJSC ADR (Russia)	193,421	2,299,776

Shinhan Financial Group Co., Ltd. (South Korea)	38,871	1,624,322

SunTrust Banks, Inc.	26,100	1,482,741

TCF Financial Corp.	24,200	399,542

Travelers Cos., Inc. (The)	14,000	1,703,240

Two Harbors Investment Corp. R	59,400	593,406

U.S. Bancorp	33,000	1,692,240

Voya Financial, Inc.	38,300	1,431,654

Weingarten Realty Investors R	6,100	199,897

Wells Fargo & Co.	79,780	4,295,355

Western Alliance Bancorp †	8,400	402,360

		108,609,928

20 Absolute Return 700 Fund

COMMON STOCKS (40.3%)* cont.	Shares	Value

Health care (3.2%)

AmerisourceBergen Corp.	12,400	$1,017,420

C.R. Bard, Inc.	4,400	1,352,912

Charles River Laboratories International, Inc. †	3,500	313,950

DaVita Inc. †	22,800	1,573,428

Intuitive Surgical, Inc. †	3,000	2,507,610

Johnson & Johnson	57,085	7,048,285

McKesson Corp.	18,600	2,572,194

Merck & Co., Inc.	34,127	2,127,136

Pfizer, Inc.	158,200	5,366,144

Richter Gedeon Nyrt (Hungary)	144,823	3,506,801

Thermo Fisher Scientific, Inc.	25,900	4,282,047

UnitedHealth Group, Inc.	29,500	5,158,960

VWR Corp. †	6,800	192,168

Waters Corp. †	1,800	305,802

		37,324,857

Technology (7.5%)

Agilent Technologies, Inc.	16,900	930,345

Alibaba Group Holding, Ltd. ADR (China) † S	23,392	2,701,776

Alphabet, Inc. Class A †	7,800	7,211,256

Amdocs, Ltd.	15,600	955,344

Apple, Inc.	24,805	3,563,238

Applied Materials, Inc.	101,700	4,130,037

AU Optronics Corp. (Taiwan)	678,000	283,146

Cisco Systems, Inc.	165,100	5,624,957

CommerceHub, Inc. Ser. C †	14,400	229,248

eBay, Inc. †	120,400	4,022,564

Fiserv, Inc. †	21,000	2,501,940

Fitbit, Inc. Class A † S	64,000	366,080

Foxconn Technology Co., Ltd. (Taiwan)	1,143,320	3,486,309

Genpact, Ltd.	15,100	368,742

Globant SA (Luxembourg) †	37,200	1,409,508

Hon Hai Precision Industry Co., Ltd. (Taiwan)	1,931,400	6,324,693

Intuit, Inc.	11,700	1,464,957

Microsoft Corp.	22,023	1,507,695

Motorola Solutions, Inc.	9,500	816,715

MSCI, Inc.	3,700	371,184

NetEase, Inc. ADR (China)	9,865	2,618,072

Paychex, Inc.	54,800	3,248,544

Samsung Electronics Co., Ltd. (South Korea)	7,664	15,026,262

SK Hynix, Inc. (South Korea)	47,662	2,261,840

Synopsys, Inc. †	15,600	1,149,720

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	137,580	4,549,771

Tencent Holdings, Ltd. (China)	165,200	5,169,436

Texas Instruments, Inc.	37,700	2,985,086

Tripod Technology Corp. (Taiwan)	337,000	952,773

		86,231,238

Transportation (0.8%)

AirAsia Bhd (Malaysia)	1,796,200	1,386,148

CHC Group, LLC (acquired 3/23/17, cost $27,318) (Cayman Islands) † ∆∆	1,884	21,666

Absolute Return 700 Fund 21

COMMON STOCKS (40.3%)* cont.	Shares	Value

Transportation cont.

Eva Airways Corp. (Taiwan)	1,826,000	$898,747

MISC Bhd (Malaysia)	902,200	1,523,411

Southwest Airlines Co.	20,900	1,174,998

United Parcel Service, Inc. Class B	38,599	4,147,849

		9,152,819

Utilities and power (1.5%)

American Electric Power Co., Inc.	23,200	1,573,656

American Water Works Co., Inc.	9,600	765,696

Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	136,000	1,254,145

CPFL Energia SA (Brazil)	89,100	729,856

Eversource Energy	10,000	594,000

Great Plains Energy, Inc.	17,100	505,989

Korea Electric Power Corp. (South Korea)	26,436	1,053,583

NiSource, Inc.	25,600	620,800

Pampa Energia SA ADR (Argentina) † S	28,400	1,548,936

PG&E Corp.	36,300	2,433,915

Southern Co. (The)	37,900	1,887,420

Tenaga Nasional Bhd (Malaysia)	1,243,100	3,991,894

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights) F	14,142	14,142

Westar Energy, Inc.	8,900	463,067

		17,437,099

Total common stocks (cost $384,371,766)		$464,226,101

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (29.3%)*	amount	Value

U.S. Government Agency Mortgage Obligations (29.3%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.50%, TBA, 5/1/47	$1,000,000	$1,028,281

Federal National Mortgage Association Pass-Through Certificates

5.50%, 1/1/38	1,268,028	1,415,711

5.50%, TBA, 5/1/47	1,000,000	1,112,656

4.50%, 11/1/44	1,218,623	1,328,156

4.50%, TBA, 5/1/47	7,000,000	7,532,657

4.00%, TBA, 5/1/47	16,000,000	16,852,499

3.50%, with due dates from 6/1/42 to 9/1/46	3,308,689	3,425,061

3.50%, TBA, 6/1/47	101,000,000	103,651,250

3.50%, TBA, 5/1/47	101,000,000	103,864,299

3.00%, with due dates from 2/1/43 to 2/1/43	1,372,193	1,379,750

3.00%, TBA, 6/1/47	27,000,000	26,926,171

3.00%, TBA, 5/1/47	42,000,000	41,963,905

2.50%, TBA, 5/1/47	28,000,000	26,963,126

Total U.S. government and agency mortgage obligations (cost $335,579,167)		$337,443,522

	Principal
U.S. TREASURY OBLIGATIONS (—%)*	amount	Value

U.S. Treasury Inflation Protected Securities 3.625%, 04/15/28 [i]	$103,880	$139,098

Total U.S. treasury obligations (cost $139,098)		$139,098

22 Absolute Return 700 Fund

	Principal
MORTGAGE-BACKED SECURITIES (12.4%)*	amount	Value

Agency collateralized mortgage obligations (8.2%)

Federal Home Loan Mortgage Corporation

IFB Ser. 2990, Class LB, 14.404%, 6/15/34	$245,603	$295,037

IFB Ser. 3232, Class KS, IO, 5.306%, 10/15/36	336,809	43,785

IFB Ser. 4104, Class S, IO, 5.106%, 9/15/42	630,721	125,092

IFB Ser. 4096, Class SM, IO, 5.056%, 8/15/42	4,525,860	826,183

IFB Ser. 4073, Class AS, IO, 5.056%, 8/15/38	6,573,799	658,931

IFB Ser. 3852, Class NT, 5.006%, 5/15/41	1,356,110	1,374,480

Ser. 3687, Class CI, IO, 5.00%, 11/15/38	901,899	95,584

Ser. 4601, Class PI, IO, 4.50%, 12/15/45	2,844,499	502,054

Ser. 4322, Class ID, IO, 4.50%, 5/15/43	4,458,025	707,188

Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,055,142	213,033

Ser. 4026, Class GI, IO, 4.50%, 9/15/41	4,196,056	780,225

Ser. 4568, Class MI, IO, 4.00%, 4/15/46	9,087,600	1,431,297

Ser. 4601, Class IC, IO, 4.00%, 12/15/45	5,077,615	788,554

Ser. 4530, Class HI, IO, 4.00%, 11/15/45	5,476,274	882,228

Ser. 4462, IO, 4.00%, 4/15/45	1,912,065	375,625

Ser. 4452, Class QI, IO, 4.00%, 11/15/44	4,264,247	867,348

Ser. 4389, Class IA, IO, 4.00%, 9/15/44	4,620,895	772,614

Ser. 4355, Class DI, IO, 4.00%, 3/15/44	3,414,551	422,038

Ser. 4193, Class PI, IO, 4.00%, 3/15/43	2,763,682	439,025

Ser. 4121, Class MI, IO, 4.00%, 10/15/42	3,480,337	674,315

Ser. 4116, Class MI, IO, 4.00%, 10/1/42	2,652,314	519,517

Ser. 4213, Class GI, IO, 4.00%, 11/15/41	1,955,723	271,454

Ser. 3996, Class IK, IO, 4.00%, 3/15/39	2,988,687	262,699

Ser. 4604, Class QI, IO, 3.50%, 7/15/46	8,515,828	1,399,151

Ser. 4369, Class IA, IO, 3.50%, 7/15/44	1,424,660	236,724

Ser. 303, Class C18, IO, 3.50%, 1/15/43	3,917,781	755,994

Ser. 4663, Class KI, IO, 3.50%, 11/15/42	3,541,145	450,682

Ser. 4121, Class AI, IO, 3.50%, 10/15/42	5,331,674	935,732

Ser. 4122, Class CI, IO, 3.50%, 10/15/42	4,301,118	562,272

Ser. 4136, Class IW, IO, 3.50%, 10/15/42	2,866,220	383,654

Ser. 4097, Class PI, IO, 3.50%, 11/15/40	3,011,826	399,365

Ser. 4150, Class DI, IO, 3.00%, 1/15/43	2,734,783	346,976

Ser. 4158, Class TI, IO, 3.00%, 12/15/42	4,967,810	530,363

Ser. 4134, Class PI, IO, 3.00%, 11/15/42	6,634,664	795,563

Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,929,675	186,793

Ser. 4206, Class IP, IO, 3.00%, 12/15/41	3,954,157	385,711

FRB Ser. 8, Class A9, IO, 0.445%, 11/15/28	136,800	1,881

FRB Ser. 59, Class 1AX, IO, 0.274%, 10/25/43	357,550	3,562

Ser. 48, Class A2, IO, 0.212%, 7/25/33	538,792	3,978

Federal National Mortgage Association

IFB Ser. 05-74, Class NK, 22.547%, 5/25/35	47,793	67,494

IFB Ser. 05-122, Class SE, 19.633%, 11/25/35	114,733	155,638

IFB Ser. 11-4, Class CS, 10.919%, 5/25/40	613,690	707,643

Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	3,558,207	839,616

IFB Ser. 12-68, Class BS, IO, 5.009%, 7/25/42	5,345,270	924,283

Ser. 397, Class 2, IO, 5.00%, 9/25/39	30,832	6,509

Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	2,464,157	446,924

Ser. 421, Class C6, IO, 4.00%, 5/25/45	3,172,710	632,952

Absolute Return 700 Fund 23

	Principal
MORTGAGE-BACKED SECURITIES (12.4%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.

Federal National Mortgage Association

Ser. 14-47, Class IP, IO, 4.00%, 3/25/44	$4,932,985	$847,285

Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	3,713,612	704,844

Ser. 12-96, Class PI, IO, 4.00%, 7/25/41	816,982	122,784

Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	3,192,533	446,992

Ser. 16-98, Class QI, IO, 3.50%, 2/25/46	3,912,229	593,563

Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	1,589,377	230,426

Ser. 12-118, Class IC, IO, 3.50%, 11/25/42	5,454,625	969,422

Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	2,216,639	235,298

Ser. 14-10, IO, 3.50%, 8/25/42	2,218,390	349,129

Ser. 12-101, Class PI, IO, 3.50%, 8/25/40	1,961,027	229,532

Ser. 14-76, IO, 3.50%, 11/25/39	5,888,380	618,571

Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	2,903,401	418,475

Ser. 12-129, Class IJ, IO, 3.50%, 12/25/32	1,389,471	213,631

Ser. 16-50, Class PI, IO, 3.00%, 8/25/46	5,389,724	821,394

Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	2,337,104	261,989

Ser. 13-1, Class MI, IO, 3.00%, 1/25/43	4,114,624	381,426

Ser. 13-8, Class NI, IO, 3.00%, 12/25/42	3,732,483	390,658

Ser. 6, Class BI, IO, 3.00%, 12/25/42	4,217,605	317,586

Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	2,214,791	181,391

Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	2,776,721	189,539

Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	4,067,048	296,077

Ser. 98-W5, Class X, IO, 0.619%, 7/25/28	267,987	13,064

Ser. 98-W2, Class X, IO, 0.536%, 6/25/28	868,417	42,335

Ser. 08-36, Class OV, PO, zero %, 1/25/36	15,889	13,829

Government National Mortgage Association

Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	3,401,703	665,985

IFB Ser. 11-81, Class SB, IO, 5.711%, 11/16/36	940,153	85,018

IFB Ser. 13-129, Class SN, IO, 5.157%, 9/20/43	688,386	109,336

IFB Ser. 16-77, Class SC, IO, 5.107%, 10/20/45	2,093,700	398,260

IFB Ser. 13-99, Class VS, IO, 5.106%, 7/16/43	824,440	133,840

IFB Ser. 11-17, Class S, IO, 5.057%, 2/20/41	2,500,646	406,605

IFB Ser. 10-134, Class ES, IO, 5.007%, 11/20/39	4,476,351	451,832

Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	3,071,979	641,276

Ser. 14-182, Class KI, IO, 5.00%, 10/20/44	3,992,560	817,117

Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	3,158,630	666,155

Ser. 14-122, Class IC, IO, 5.00%, 8/20/44	2,859,557	561,760

Ser. 14-76, IO, 5.00%, 5/20/44	2,244,888	461,431

Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	2,551,076	487,895

Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	4,456,518	976,866

Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	770,308	163,124

Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	102,076	7,045

Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	655,134	138,122

Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	1,135,587	235,305

Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	3,158,699	668,915

Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	2,819,678	592,471

Ser. 16-154, Class IB, IO, 5.00%, 11/20/39	1,967,539	409,335

Ser. 16-49, IO, 4.50%, 11/16/45	4,253,561	901,841

Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	4,261,249	847,331

24 Absolute Return 700 Fund

	Principal
MORTGAGE-BACKED SECURITIES (12.4%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.

Government National Mortgage Association

Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	$1,481,937	$334,473

Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	949,122	159,348

Ser. 11-18, Class PI, IO, 4.50%, 8/20/40	112,889	14,980

Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,612,274	313,878

Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	762,637	152,682

Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,436,420	277,264

Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,018,665	202,241

Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	665,989	156,041

Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	2,850,168	620,913

Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	3,275,201	375,371

Ser. 10-103, Class DI, IO, 4.50%, 12/20/38	935,269	44,266

Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	6,686,552	1,145,339

Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	1,847,166	317,867

Ser. 17-57, Class AI, IO, 4.00%, 6/20/45	1,883,000	364,831

Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	4,818,773	855,767

Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	4,067,159	882,606

Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	5,345,879	919,684

Ser. 15-40, IO, 4.00%, 3/20/45	1,124,953	238,824

Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	1,472,569	216,468

Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	1,205,690	193,307

Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	797,094	127,051

Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	4,519,712	896,006

Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,296,524	224,072

Ser. 14-104, IO, 4.00%, 3/20/42	4,234,935	746,619

Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	1,853,828	289,012

Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	4,242,045	682,630

Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	2,035,929	161,796

Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	4,543,706	468,510

Ser. 13-53, Class IA, IO, 4.00%, 12/20/26	2,097,373	233,887

Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	8,662,615	1,121,861

Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	3,827,803	579,529

Ser. 15-64, Class PI, IO, 3.50%, 5/20/45	3,397,127	511,811

Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	4,442,940	599,797

Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	3,620,323	627,923

Ser. 15-24, Class CI, IO, 3.50%, 2/20/45	1,536,315	312,757

Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	1,752,848	279,143

Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	1,507,750	169,019

Ser. 13-76, IO, 3.50%, 5/20/43	3,725,614	604,667

Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	3,609,681	545,134

Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	2,337,351	326,855

Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,647,008	255,863

Ser. 12-145, IO, 3.50%, 12/20/42	1,325,353	211,814

Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	879,391	136,921

Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	5,051,013	980,907

Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	1,299,341	171,679

Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	2,111,696	249,370

Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	2,029,101	241,666

Ser. 12-71, Class JI, IO, 3.50%, 4/16/41	1,531,198	115,071

Absolute Return 700 Fund 25

	Principal
MORTGAGE-BACKED SECURITIES (12.4%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.

Government National Mortgage Association

Ser. 12-51, Class GI, IO, 3.50%, 7/20/40	$4,342,705	$526,553

Ser. 13-157, Class IA, IO, 3.50%, 4/20/40	3,968,292	474,128

Ser. 13-90, Class HI, IO, 3.50%, 4/20/40	3,686,267	262,794

Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	5,117,703	673,313

Ser. 183, Class AI, IO, 3.50%, 10/20/39	2,397,757	273,512

Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	2,819,870	412,406

Ser. 15-118, Class EI, IO, 3.50%, 7/20/39	3,606,982	347,736

Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	4,226,546	438,081

Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	7,344,419	713,878

Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	8,780,377	824,390

Ser. 15-124, Class DI, IO, 3.50%, 1/20/38	4,821,583	611,676

Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	4,805,622	630,641

Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	2,304,644	282,837

Ser. 14-145, Class PI, IO, 3.50%, 10/20/29	1,302,787	158,419

Ser. 14-115, Class QI, IO, 3.00%, 3/20/29	2,520,299	232,145

Ser. 16-H23, Class NI, IO, 2.584%, 10/20/66	8,932,070	1,226,373

Ser. 15-H22, Class GI, IO, 2.58%, 9/20/65	5,634,838	746,616

Ser. 16-H03, Class AI, IO, 2.366%, 1/20/66	6,799,523	718,200

Ser. 15-H09, Class AI, IO, 2.362%, 4/20/65	7,541,021	732,987

Ser. 16-H04, Class HI, IO, 2.36%, 7/20/65	3,467,943	375,578

Ser. 15-H26, Class DI, IO, 2.282%, 10/20/65	7,577,915	829,024

Ser. 16-H02, Class BI, IO, 2.234%, 11/20/65	8,141,618	845,352

FRB Ser. 15-H16, Class XI, IO, 2.227%, 7/20/65	8,316,241	949,715

FRB Ser. 16-H16, Class DI, IO, 2.20%, 6/20/66	4,439,342	563,241

Ser. 15-H25, Class BI, IO, 2.197%, 10/20/65	10,066,440	1,079,122

Ser. 15-H20, Class CI, IO, 2.162%, 8/20/65	9,445,116	1,095,548

Ser. 16-H04, Class KI, IO, 2.119%, 2/20/66	6,580,916	563,491

Ser. 16-H07, Class HI, IO, 2.111%, 2/20/66	8,668,006	897,520

Ser. 16-H11, Class HI, IO, 2.083%, 1/20/66	3,084,067	337,320

Ser. 15-H24, Class HI, IO, 2.034%, 9/20/65	15,428,256	1,265,117

Ser. 14-H21, Class AI, IO, 1.958%, 10/20/64	7,247,214	684,137

Ser. 15-H15, Class JI, IO, 1.944%, 6/20/65	6,956,153	726,918

Ser. 15-H19, Class NI, IO, 1.909%, 7/20/65	11,868,580	1,190,419

Ser. 15-H25, Class EI, IO, 1.842%, 10/20/65	8,703,291	807,665

Ser. 15-H18, Class IA, IO, 1.825%, 6/20/65	6,098,477	479,340

Ser. 15-H10, Class CI, IO, 1.804%, 4/20/65	12,345,923	1,197,715

Ser. 15-H26, Class GI, IO, 1.789%, 10/20/65	7,157,081	691,374

Ser. 15-H26, Class EI, IO, 1.719%, 10/20/65	9,152,107	861,213

Ser. 15-H09, Class BI, IO, 1.691%, 3/20/65	10,470,930	864,899

Ser. 15-H10, Class EI, IO, 1.633%, 4/20/65	11,193,394	697,348

Ser. 15-H25, Class AI, IO, 1.612%, 9/20/65	9,886,776	798,851

Ser. 15-H24, Class BI, IO, 1.612%, 8/20/65	12,782,404	821,909

Ser. 15-H14, Class BI, IO, 1.584%, 5/20/65	14,192,298	871,407

Ser. 16-H08, Class GI, IO, 1.43%, 4/20/66	10,686,199	692,466

Ser. 15-H26, Class CI, IO, 0.57%, 8/20/65	27,259,126	463,405

GSMPS Mortgage Loan Trust 144A

FRB Ser. 98-4, IO, 1.147%, 12/19/26	48,224	—

FRB Ser. 98-2, IO, 1.004%, 5/19/27	27,124	—

26 Absolute Return 700 Fund

	Principal
MORTGAGE-BACKED SECURITIES (12.4%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.

GSMPS Mortgage Loan Trust 144A

FRB Ser. 99-2, IO, 0.84%, 9/19/27	$68,161	$596

FRB Ser. 98-3, IO, zero %, 9/19/27	32,007	—

		94,798,766

Commercial mortgage-backed securities (2.1%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1,
Class XW, IO, 0.413%, 1/15/49	695,322	3,432

Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1,
Class C, 6.49%, 2/10/51	584,000	529,291

Banc of America Merrill Lynch Commercial Mortgage, Inc.

FRB Ser. 05-5, Class D, 5.581%, 10/10/45	110,029	109,980

FRB Ser. 05-1, Class C, 5.28%, 11/10/42	429,000	259,198

Ser. 05-3, Class AJ, 4.767%, 7/10/43	225,000	96,750

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-4, Class XC, IO, 0.019%, 7/10/42	98,485	20

Bear Stearns Commercial Mortgage Securities Trust

FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45	652,000	630,810

Ser. 05-PWR7, Class D, 5.304%, 2/11/41	431,000	422,621

Ser. 05-PWR7, Class C, 5.235%, 2/11/41	489,000	487,778

Bear Stearns Commercial Mortgage Securities Trust 144A

FRB Ser. 06-PW11, Class B, 5.328%, 3/11/39	743,220	710,533

FRB Ser. 06-PW11, Class C, 5.328%, 3/11/39	384,000	194,154

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.31%, 11/15/44	262,000	254,253

COMM Mortgage Trust FRB Ser. 07-C9, Class D, 5.979%, 12/10/49	350,000	340,533

COMM Mortgage Trust 144A

Ser. 12-LC4, Class E, 4.25%, 12/10/44	604,000	460,731

Ser. 13-LC13, Class E, 3.719%, 8/10/46	391,000	259,546

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 03-C3, Class AX, IO, 2.207%, 5/15/38	177,711	30

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3,
Class B, 4.965%, 12/10/41	32,379	32,519

GS Mortgage Securities Corp. II 144A

FRB Ser. 13-GC10, Class D, 4.557%, 2/10/46	144,000	136,973

FRB Ser. 13-GC10, Class E, 4.557%, 2/10/46	750,000	583,125

GS Mortgage Securities Trust 144A FRB Ser. 06-GG8, Class X, IO,
0.989%, 11/10/39	6,290,930	7,549

JPMBB Commercial Mortgage Securities Trust 144A

FRB Ser. 14-C18, Class D, 4.974%, 2/15/47	1,623,000	1,399,351

FRB Ser. 13-C14, Class E, 4.709%, 8/15/46	816,000	668,794

FRB Ser. 13-C12, Class E, 4.222%, 7/15/45	1,000,000	718,000

JPMorgan Chase Commercial Mortgage Securities Trust

FRB Ser. 07-CB20, Class AJ, 6.37%, 2/12/51	12,500	12,806

FRB Ser. 06-LDP7, Class B, 6.138%, 4/17/45	619,000	105,230

FRB Ser. 07-LDPX, Class X, IO, 0.318%, 1/15/49	2,239,330	21,542

JPMorgan Chase Commercial Mortgage Securities Trust 144A

FRB Ser. 07-CB20, Class C, 6.47%, 2/12/51	658,000	579,040

FRB Ser. 12-C6, Class F, 5.313%, 5/15/45	432,000	380,030

Ser. 13-C13, Class E, 3.986%, 1/15/46	639,000	474,458

Ser. 13-C10, Class E, 3.50%, 12/15/47	366,000	269,120

Absolute Return 700 Fund 27

	Principal
MORTGAGE-BACKED SECURITIES (12.4%)* cont.	amount	Value

Commercial mortgage-backed securities cont.

JPMorgan Chase Commercial Mortgage Securities Trust 144A

FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46	$370,000	$253,857

Ser. 12-C6, Class G, 2.972%, 5/15/45	800,000	584,160

LB-UBS Commercial Mortgage Trust

FRB Ser. 06-C3, Class C, 5.744%, 3/15/39	957,602	944,723

Ser. 06-C6, Class D, 5.502%, 9/15/39	1,187,000	59,350

FRB Ser. 06-C6, Class C, 5.482%, 9/15/39	414,000	33,120

FRB Ser. 07-C2, Class XW, IO, 0.474%, 2/15/40	193,169	19

Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D,
5.046%, 8/12/39	176,292	174,572

ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC,
IO, 0.892%, 12/12/49	2,483,161	9,684

Morgan Stanley Bank of America Merrill Lynch Trust 144A

Ser. 14-C17, Class D, 4.854%, 8/15/47	699,000	595,832

FRB Ser. 12-C6, Class F, 4.802%, 11/15/45	844,000	709,298

FRB Ser. 13-C11, Class E, 4.515%, 8/15/46	750,000	570,150

FRB Ser. 13-C11, Class F, 4.515%, 8/15/46	1,024,000	721,408

FRB Ser. 12-C6, Class G, 4.50%, 11/15/45	2,827,000	1,962,503

Ser. 13-C13, Class F, 3.707%, 11/15/46	1,547,000	1,025,926

Morgan Stanley Capital I Trust

FRB Ser. 06-HQ8, Class D, 5.627%, 3/12/44	274,000	111,017

Ser. 07-HQ11, Class D, 5.587%, 2/12/44	2,100,000	172,806

Ser. 07-HQ11, Class C, 5.558%, 2/12/44	1,181,000	360,205

Ser. 06-HQ10, Class B, 5.448%, 11/12/41	1,795,000	1,672,712

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21,
Class E, 5.471%, 10/15/44	569,000	536,527

Wells Fargo Commercial Mortgage Trust 144A

Ser. 12-LC5, Class E, 4.777%, 10/15/45	333,000	267,998

FRB Ser. 13-LC12, Class D, 4.431%, 7/15/46	827,000	759,532

WF-RBS Commercial Mortgage Trust 144A

Ser. 11-C4, Class E, 5.265%, 6/15/44	305,000	290,208

Ser. 12-C6, Class E, 5.00%, 4/15/45	533,000	437,646

Ser. 11-C4, Class F, 5.00%, 6/15/44	851,000	690,587

FRB Ser. 12-C10, Class E, 4.601%, 12/15/45	381,000	293,608

Ser. 13-C12, Class E, 3.50%, 3/15/48	570,000	414,504

Ser. 13-C14, Class E, 3.25%, 6/15/46	360,000	239,436

		24,039,585

Residential mortgage-backed securities (non-agency) (2.1%)

American Home Mortgage Investment Trust FRB Ser. 07-1,
Class GA1C, 1.181%, 5/25/47	347,059	232,385

BCAP, LLC Trust 144A

FRB Ser. 14-RR1, Class 2A2, 2.86%, 1/26/36	850,000	741,761

FRB Ser. 12-RR5, Class 4A8, 1.152%, 6/26/35	1,015,947	995,574

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 3.916%, 4/25/34	223,972	222,430

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class B1, 7.291%,
7/25/25 (Bermuda)	919,000	946,570

Countrywide Alternative Loan Trust

FRB Ser. 05-27, Class 1A6, 1.811%, 8/25/35	527,475	408,793

FRB Ser. 06-OA10, Class 1A1, 1.622%, 8/25/46	755,125	672,998

28 Absolute Return 700 Fund

	Principal
MORTGAGE-BACKED SECURITIES (12.4%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.

Countrywide Alternative Loan Trust

FRB Ser. 06-OA7, Class 1A2, 1.602%, 6/25/46	$1,585,020	$1,458,218

FRB Ser. 05-59, Class 1A1, 1.323%, 11/20/35	1,179,352	1,067,785

Countrywide Home Loans Mortgage Pass-Through Trust FRB
Ser. 05-3, Class 1A1, 1.611%, 4/25/35	522,010	419,590

Federal Home Loan Mortgage Corporation

Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class B,
12.491%, 1/25/25	1,139,850	1,477,251

Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B,
11.491%, 10/25/28	249,834	306,295

Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B,
10.991%, 7/25/28	1,063,693	1,265,810

Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
10.341%, 4/25/28	749,693	884,917

Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1,
6.136%, 10/25/29	310,000	317,099

Federal National Mortgage Association

Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
13.241%, 9/25/28	1,309,862	1,750,848

Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
12.741%, 10/25/28	770,000	1,003,209

Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B,
12.741%, 8/25/28	999,990	1,306,583

Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
6.891%, 10/25/28	832,500	965,437

Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
6.691%, 4/25/28	2,675,000	3,055,348

Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
6.541%, 4/25/28	140,000	156,442

Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1,
6.491%, 9/25/29	250,000	255,972

Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2,
5.991%, 7/25/25	415,743	460,811

Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
5.991%, 7/25/25	140,000	155,812

Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2,
5.541%, 2/25/25	157,875	170,868

Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
5.241%, 4/25/29	40,000	43,232

Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
4.991%, 5/25/25	118,892	128,745

Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
4.991%, 5/25/25	201,329	215,100

GSAA Trust FRB Ser. 07-6, Class 1A1, 1.111%, 5/25/47	352,291	277,768

MortgageIT Trust FRB Ser. 04-1, Class M2, 1.996%, 11/25/34	261,685	231,875

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1,
Class 2A1, 1.171%, 1/25/37	874,296	765,209

WaMu Mortgage Pass-Through Certificates Trust

FRB Ser. 05-AR19, Class A1C3, 1.491%, 12/25/45	335,545	318,701

FRB Ser. 05-AR13, Class A1C3, 1.481%, 10/25/45	1,572,256	1,458,571

Absolute Return 700 Fund 29

	Principal
MORTGAGE-BACKED SECURITIES (12.4%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6,
Class 7A2, 3.033%, 3/25/36	$164,261	$163,850

		24,301,857

Total mortgage-backed securities (cost $149,143,501)		$143,140,208

INVESTMENT COMPANIES (10.1%)*	Shares	Value

Consumer Staples Select Sector SPDR Fund S	291,200	$16,068,416

Financial Select Sector SPDR Fund	653,700	15,381,561

Health Care Select Sector SPDR Fund S	213,700	16,134,350

Industrial Select Sector SPDR Fund S	243,600	16,160,424

iShares MSCI India ETF (India)	612,826	19,659,458

Materials Select Sector SPDR Fund	307,000	16,292,490

Technology Select Sector SPDR Fund S	298,100	16,210,678

Total investment companies (cost $110,610,927)		$115,907,377

	Principal
CORPORATE BONDS AND NOTES (8.9%)*	amount	Value

Basic materials (1.4%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 6/1/23	$1,275,000	$1,345,125

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)	1,045,000	1,171,706

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%,
1/11/25 (Mexico)	2,585,000	2,710,373

Chemours Co. (The) company guaranty sr. unsec. unsub. notes
6.625%, 5/15/23	415,000	444,050

Coveris Holdings SA 144A company guaranty sr. unsec. notes
7.875%, 11/1/19 (Luxembourg)	1,125,000	1,110,938

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes
8.00%, 10/1/21	440,000	462,000

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.00%, 2/15/21 (Canada)	520,000	538,200

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. notes
6.75%, 2/1/22 (Indonesia)	500,000	521,875

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec.
notes 9.50%, 2/1/23	1,050,000	1,197,000

Mercer International, Inc. company guaranty sr. unsec. notes
7.75%, 12/1/22 (Canada)	2,310,000	2,477,475

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 8/15/22	2,262,000	2,348,522

TMS International Corp. 144A company guaranty sr. unsec. sub.
notes 7.625%, 10/15/21	685,000	690,138

Univar USA, Inc. 144A company guaranty sr. unsec. notes
6.75%, 7/15/23	1,073,000	1,118,603

		16,136,005

Capital goods (0.7%)

American Axle & Manufacturing, Inc. company guaranty sr. unsec.
notes 7.75%, 11/15/19	1,011,000	1,113,364

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%,
6/15/23 (Canada)	1,000,000	1,039,250

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	1,210,000	1,343,100

30 Absolute Return 700 Fund

		Principal
CORPORATE BONDS AND NOTES (8.9%)* cont.		amount	Value

Capital goods cont.

Gates Global, LLC/Gates Global Co. 144A company guaranty sr.
unsec. notes 6.00%, 7/15/22		$1,190,000	$1,195,950

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22		2,540,000	2,670,175

TI Group Automotive Systems, LLC 144A sr. unsec. notes
8.75%, 7/15/23		1,000,000	1,070,000

			8,431,839

Communication services (1.4%)

Altice SA 144A company guaranty sr. unsec. notes 7.75%,
5/15/22 (Luxembourg)		2,500,000	2,653,125

Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21		3,000,000	3,067,500

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)		2,015,000	1,843,725

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%,
3/1/23 (Jamaica)		200,000	190,000

Digicel, Ltd. 144A sr. unsec. notes 7.00%, 2/15/20 (Jamaica)		500,000	493,571

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20		1,145,000	1,208,685

Intelsat Luxembourg SA company guaranty sr. unsec. bonds
7.75%, 6/1/21 (Luxembourg)		41,000	23,729

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		1,500,000	1,623,750

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%,
8/15/24 (Luxembourg)	EUR	115,000	137,839

West Corp. 144A company guaranty sr. unsec. sub. notes
5.375%, 7/15/22		$1,350,000	1,350,000

WideOpenWest Finance, LLC/WideOpenWest Capital Corp.
company guaranty sr. unsec. sub. notes 10.25%, 7/15/19		1,641,000	1,706,640

Windstream Services, LLC company guaranty sr. unsec. notes
6.375%, 8/1/23		1,955,000	1,725,288

			16,023,852

Consumer cyclicals (0.8%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes
10.25%, 3/1/22		1,000,000	1,026,250

Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)		2,500,000	2,588,000

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes
7.00%, 8/1/23		1,805,000	1,949,400

iHeartCommunications, Inc. company guaranty sr. notes
9.00%, 12/15/19		885,000	730,125

JC Penney Corp., Inc. company guaranty sr. unsec. bonds
8.125%, 10/1/19		700,000	763,000

Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
11/15/20 (Canada)		1,491,000	1,541,619

Scientific Games International, Inc. 144A company guaranty sr.
notes 7.00%, 1/1/22		530,000	567,429

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes
6.50%, 4/1/23		390,000	394,388

			9,560,211

Consumer staples (0.1%)

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21		1,500,000	1,582,500

			1,582,500

Absolute Return 700 Fund 31

	Principal
CORPORATE BONDS AND NOTES (8.9%)* cont.	amount	Value

Energy (1.3%)

California Resources Corp. 144A company guaranty notes
8.00%, 12/15/22	$428,000	$327,420

Chesapeake Energy Corp. 144A company guaranty notes
8.00%, 12/15/22	1,299,000	1,368,821

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 10/1/22	1,000,000	1,037,800

Laredo Petroleum, Inc. company guaranty sr. unsec. notes
7.375%, 5/1/22	943,000	979,541

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 3/15/22	1,048,000	1,061,100

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.25%, 3/17/44 (Brazil)	1,321,000	1,313,945

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 8.75%, 5/23/26 (Brazil)	50,000	58,300

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 8.375%, 5/23/21 (Brazil)	648,000	733,860

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.85%, 6/5/15 (Brazil)	406,000	361,543

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	731,000	757,499

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	147,000	153,983

Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela)	3,683,000	1,398,740

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	2,995,000	2,905,150

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	2,000,000	2,030,000

		14,487,702

Financials (1.6%)

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes
8.25%, 8/1/23	1,880,000	2,007,135

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB
8.125%, 6/15/38	645,000	685,313

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21	1,905,000	1,995,773

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 4.875%, 3/15/19	1,430,000	1,447,875

Intelsat Connect Finance SA 144A company guaranty sr. unsec.
sub. notes 12.50%, 4/1/22 (Luxembourg)	54,000	47,520

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%,
perpetual maturity (United Kingdom)	200,000	219,480

OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. unsub. notes 7.25%, 12/15/21	1,000,000	1,038,750

Provident Funding Associates LP/PFG Finance Corp. 144A
company guaranty sr. unsec. notes 6.75%, 6/15/21	995,000	1,017,388

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr.
unsec. unsub. notes 5.298%, 12/27/17 (Russia)	600,000	610,451

Sberbank of Russia Via SB Capital SA 144A unsec. sub. notes
5.125%, 10/29/22 (Russia)	750,000	776,250

Stearns Holdings, Inc. 144A company guaranty sr. notes
9.375%, 8/15/20	1,000,000	1,010,000

32 Absolute Return 700 Fund

	Principal
CORPORATE BONDS AND NOTES (8.9%)* cont.	amount	Value

Financials cont.

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty
sr. notes 8.50%, 9/15/18	$1,000,000	$940,000

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21	1,151,000	1,174,596

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.902%, 7/9/20 (Russia)	575,000	631,063

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.80%, 11/22/25 (Russia)	250,000	278,851

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 5.942%, 11/21/23 (Russia)	200,000	214,374

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%,
5/29/18 (Russia)	1,500,000	1,570,500

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)	2,600,000	2,834,000

		18,499,319

Health care (0.5%)

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec.
notes 7.875%, 9/1/23	1,860,000	1,767,000

Concordia International Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/23 (Canada)	2,275,000	364,000

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%,
2/1/22 (Netherlands)	870,000	921,113

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	610,000	669,475

Tenet Healthcare Corp. company guaranty sr. notes
6.25%, 11/1/18	665,000	696,588

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/23	1,841,000	1,360,039

		5,778,215

Technology (0.7%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19
(In default) †	1,000,000	840,000

First Data Corp. 144A company guaranty sr. unsec. unsub. notes
7.00%, 12/1/23	2,000,000	2,144,400

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	2,005,000	2,085,200

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes
6.00%, 10/1/20 R	2,465,000	2,579,006

		7,648,606

Utilities and power (0.4%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25	1,834,000	1,879,850

NRG Energy, Inc. company guaranty sr. unsec. notes
7.25%, 5/15/26	2,358,000	2,416,950

		4,296,800

Total corporate bonds and notes (cost $100,444,959)		$102,445,049

	Principal
COMMODITY LINKED NOTES (6.2%)*†††	amount	Value

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less
0.15%, 2017 (Indexed to the BofA Merrill Lynch Commodity MLCXP2KS
Excess Return Strategy multiplied by 3)	$7,200,000	$5,802,478

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less
0.11%, 2018 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6
Excess Return Strategy multiplied by 3)	5,400,000	5,400,000

Absolute Return 700 Fund 33

	Principal
COMMODITY LINKED NOTES (6.2%)*††† cont.	amount	Value

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less
0.14%, 2018 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6
Excess Return Strategy multiplied by 3)	$11,000,000	$11,886,043

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2018 (Indexed
to the UBSIF3AT Index multiplied by 3) (United Kingdom)	7,422,000	7,678,065

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 1-month
USD LIBOR less 0.12%, 2018 (Indexed to the Citi Commodities
F3 vs F0 – 4x Leveraged CVIC4X30 Index multiplied by 3)	11,480,000	11,480,000

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 1-month USD
LIBOR less 0.14%, 2018 (Indexed to the S&P GSCI Total Return Index SM
multiplied by 3)	13,083,000	15,630,980

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed
to the UBSIF3AT Index multiplied by 3) (United Kingdom)	13,452,480	13,817,344

Total commodity Linked Notes (cost $69,037,480)		$71,694,910

	Principal
SENIOR LOANS (3.4%)*[c]	amount	Value

Basic materials (0.2%)

Builders FirstSource, Inc. bank term loan FRN 4.069%, 2/29/24	$2,035,213	$2,028,599

		2,028,599

Capital goods (0.1%)

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B,
5.03%, 11/30/23	1,393,448	1,402,157

		1,402,157

Communication services (0.2%)

Asurion, LLC bank term loan FRN 8.50%, 3/3/21	2,090,000	2,122,222

Asurion, LLC bank term loan FRN Class B2, 4.232%, 7/8/20	626,657	630,770

		2,752,992

Consumer cyclicals (1.4%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 11.75%, 3/1/18 (In default) †	538,351	626,733

Caesars Growth Properties Holdings, LLC bank term loan FRN
Ser. L, 3.75%, 5/8/21	1,923,268	1,925,672

CBAC Borrower, LLC bank term loan FRN Ser. B, 8.25%, 7/2/20	1,481,250	1,483,102

Diamond Resorts International, Inc. bank term loan FRN Ser. B,
7.00%, 9/2/23	567,150	570,695

Golden Nugget, Inc. bank term loan FRN 5.50%, 11/21/19	230,342	233,365

Golden Nugget, Inc. bank term loan FRN 4.54%, 11/21/19	537,464	544,519

iHeartCommunications, Inc. bank term loan FRN Ser. D,
7.732%, 1/30/19	1,617,000	1,380,514

Jo-Ann Stores, LLC bank term loan FRN 6.00%, 10/21/23	2,094,750	2,086,021

Navistar, Inc. bank term loan FRN Ser. B, 5.00%, 8/7/20	1,481,250	1,498,532

Neiman Marcus Group, Ltd., Inc. bank term loan FRN
4.25%, 10/25/20	1,390,627	1,105,896

Scientific Games International, Inc. bank term loan FRN Ser. B3,
4.994%, 10/1/21	1,539,098	1,560,581

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21	2,098,642	1,783,846

Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B,
4.289%, 9/2/21	725,888	730,684

Yonkers Racing Corp. bank term loan FRN 4.25%, 8/20/19	876,373	877,103

		16,407,263

34 Absolute Return 700 Fund

	Principal
SENIOR LOANS (3.4%)*[c] cont.	amount	Value

Consumer staples (0.4%)

Del Monte Foods, Inc. bank term loan FRN 8.31%, 8/18/21	$1,000,000	$665,000

Revlon Consumer Products Corp. bank term loan FRN Ser. B,
4.482%, 9/7/23	2,492,475	2,496,782

Rite Aid Corp. bank term loan FRN 4.875%, 6/21/21	1,000,000	1,001,458

		4,163,240

Energy (0.2%)

Chesapeake Energy Corp. bank term loan FRN 8.553%, 8/23/21	735,000	792,575

FTS International, Inc. bank term loan FRN Ser. B, 5.75%, 4/16/21	1,200,000	1,045,500

		1,838,075

Financials (0.4%)

Altisource Solutions Sarl bank term loan FRN Ser. B,
4.50%, 12/9/20	1,910,612	1,700,444

Capital Automotive LP bank term loan FRN 7.00%, 3/24/25	1,000,000	1,015,000

Freedom Mortgage Corp. bank term loan FRN Ser. B,
6.862%, 2/23/22	1,000,000	1,013,750

UFC Holdings, LLC bank term loan FRN 4.25%, 8/18/23	1,159,175	1,165,385

		4,894,579

Health care (0.1%)

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B,
4.75%, 6/30/21	992,347	986,303

		986,303

Technology (0.1%)

Avaya, Inc. bank term loan FRN Ser. B6, 6.667%, 3/31/18
(In default) †	1,461,118	1,215,163

		1,215,163

Utilities and power (0.3%)

Dynegy Finance IV, Inc. bank term loan FRN Ser. C, 4.25%, 2/7/24	1,000,000	999,131

Vista Operations Co., LLC bank term loan FRN Ser. B,
3.732%, 8/4/23	1,900,665	1,895,320

Vista Operations Co., LLC bank term loan FRN Ser. C, 5.00%, 8/4/23	434,571	433,349

		3,327,800

Total senior loans (cost $40,091,846)		$39,016,171

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (1.1%)*		amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.125%,
7/6/36 (Argentina)		$2,582,000	$2,612,984

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%,
7/6/28 (Argentina)		200,000	204,600

Argentina (Republic of) sr. unsec. unsub. notes 6.875%,
1/26/27 (Argentina)		225,000	237,713

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23
(Brazil) (Units)	BRL	3,520	1,139,495

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%,
6/15/27 (Argentina)		$460,000	479,550

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina)		2,000,000	2,269,927

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%,
1/26/21 (Argentina)		855,000	987,525

Absolute Return 700 Fund 35

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (1.1%)* cont.		amount	Value

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%,
6/10/21 (Argentina)		$488,000	$517,558

Egypt (Government of) 144A sr. unsec. bonds 8.50%,
1/31/47 (Egypt)		405,000	441,450

Egypt (Government of) 144A sr. unsec. notes 6.125%,
1/31/22 (Egypt)		300,000	312,147

Indonesia (Republic of) 144A sr. unsec. notes 5.25%,
1/17/42 (Indonesia)		365,000	393,348

Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		400,000	429,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%,
1/8/46 (Indonesia)		950,000	1,117,438

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%,
1/8/27 (Indonesia)		200,000	208,699

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%,
6/24/28 (Russia)		125,000	221,563

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%,
4/4/42 (Russia)		1,000,000	1,112,500

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)	TRY	1,206,000	344,964

Total foreign government and agency bonds and notes (cost $12,152,537)			$13,030,461

	Expiration	Strike
WARRANTS (0.6%)* †	date	price	Warrants	Value

China State Construction Engineering Corp., Ltd.
144A (China)	1/22/18	$0.00	1,941,991	$2,635,346

Halcon Resources Corp.	9/9/20	14.04	8,737	8,737

Shanghai Automotive Co. 144A (China)	2/2/18	0.00	827,200	3,270,470

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	7/24/17	0.00	185,800	542,794

Total warrants (cost $6,257,395)				$6,457,347

	Principal
ASSET-BACKED SECURITIES (0.2%)*	amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A,
1.891%, 2/25/49	$1,777,000	$1,777,000

Total asset-backed securities (cost $1,777,000)		$1,777,000

PURCHASED SWAP OPTIONS OUTSTANDING
(—%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
1.54/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.54	$5,217,000	$5,791

1.495/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495	5,217,000	3,391

(1.495)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495	5,217,000	2,504

1.698/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.698	5,217,000	2,035

Barclays Bank PLC
2.62/3 month USD-LIBOR-BBA/May-37	May-17/2.62	1,739,000	38,049

Citibank, N.A.
2.25/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.25	3,478,000	45,388

2.368/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.368	2,608,500	33,389

1.6125/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.6125	6,956,000	9,112

36 Absolute Return 700 Fund

PURCHASED SWAP OPTIONS OUTSTANDING
(—%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date cont.	date/strike	amount	Value

Bank of America N.A.
2.062/3 month USD-LIBOR-BBA/May-27	May-17/2.062	$6,956,000	$6,121

1.954/3 month USD-LIBOR-BBA/May-27	May-17/1.954	2,608,500	887

Goldman Sachs International
1.884/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.884	5,217,000	7,304

JPMorgan Chase Bank N.A.
2.4427/3 month USD-LIBOR-BBA/May-27	May-17/2.4427	1,739,000	29,702

2.9498/3 month USD-LIBOR-BBA/May-27	May-17/2.9498	1,739,000	21,824

(2.81025)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.81025	3,478,000	14,573

1.999/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.999	1,739,000	5,547

Total purchased swap options outstanding (cost $236,351)			$225,617

	Expiration
	date/strike	Contract
PURCHASED OPTIONS OUTSTANDING (0.4%)*	price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Apr-18/$205.00	$175,009	$792,661

SPDR S&P 500 ETF Trust (Put)	Mar-18/205.00	171,735	688,130

SPDR S&P 500 ETF Trust (Put)	Feb-18/200.00	169,202	487,659

SPDR S&P 500 ETF Trust (Put)	Jan-18/195.00	172,524	362,296

SPDR S&P 500 ETF Trust (Put)	Dec-17/195.00	165,956	288,151

SPDR S&P 500 ETF Trust (Put)	Nov-17/186.00	177,327	156,216

U.S. Oil Fund LP ETF (Call)	Jun-17/11.00	10,826,424	1,602,246

Total purchased options outstanding (cost $10,353,681)			$4,377,359

	Principal
CONVERTIBLE BONDS AND NOTES (—%)*	amount	Value

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20
(acquired 2/2/17, cost $67,081) (Cayman Islands) ∆∆	$96,895	$150,187

Total convertible bonds and notes (cost $68,003)		$150,187

	Principal amount/
SHORT-TERM INVESTMENTS (20.6%)*		shares	Value

Putnam Cash Collateral Pool, LLC 1.05% [d]	Shares	62,442,775	$62,442,775

Putnam Short Term Investment Fund 0.87% L	Shares	108,234,201	108,234,201

State Street Institutional U.S. Government Money Market Fund,
Premier Class 0.68% P	Shares	73,000	73,000

U.S. Treasury Bills 0.809%, 7/20/17 # ∆ §		$38,182,000	38,116,403

U.S. Treasury Bills 0.780%, 7/13/17 # ∆ §		20,448,000	20,417,205

U.S. Treasury Bills 0.799%, 7/6/17 ∆ §		7,938,000	7,927,228

U.S. Treasury Bills 0.727%, 5/4/17 ∆		682,000	681,964

Total short-term investments (cost $237,889,098)			$237,892,776

TOTAL INVESTMENTS

Total investments (cost $1,458,152,809)	$1,537,923,183

Absolute Return 700 Fund 37

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2016 through April 30, 2017 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $1,152,101,867.

††† The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

† This security is non-income-producing.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $171,853, or less than 0.1% of net assets.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

38 Absolute Return 700 Fund

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $490,612,804 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 4/30/17 (aggregate face value $361,827,781) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Australian Dollar	Buy	7/19/17	$1,851,574	$1,878,343	$(26,769)

	Brazilian Real	Buy	7/3/17	6,135,777	6,205,019	(69,242)

	British Pound	Sell	6/21/17	1,243,958	1,054,424	(189,534)

	Chilean Peso	Buy	7/19/17	6,270,954	6,318,099	(47,145)

	Chilean Peso	Sell	7/19/17	6,186,261	6,326,279	140,018

	Euro	Buy	6/21/17	6,582,484	6,398,125	184,359

	Hong Kong Dollar	Buy	5/17/17	3,092,316	3,101,955	(9,639)

	Hong Kong Dollar	Sell	5/17/17	3,092,316	3,092,557	241

	Indian Rupee	Buy	5/17/17	3,313,606	3,143,670	169,936

	Japanese Yen	Sell	5/17/17	1,571,397	1,527,333	(44,064)

	Mexican Peso	Buy	7/19/17	44,796	80,862	(36,066)

	Singapore Dollar	Sell	5/17/17	3,261,448	3,181,312	(80,136)

	Swedish Krona	Buy	6/21/17	6,382,803	6,264,369	118,434

Barclays Bank PLC

	Australian Dollar	Buy	7/19/17	5,110,450	5,200,278	(89,828)

	British Pound	Buy	6/21/17	3,244,201	3,053,575	190,626

	Canadian Dollar	Buy	7/19/17	3,096,779	3,153,983	(57,204)

	Euro	Buy	6/21/17	7,952,598	7,840,120	112,478

	Japanese Yen	Sell	5/17/17	3,558,054	3,464,697	(93,357)

	New Zealand Dollar	Sell	7/19/17	2,284,892	2,327,338	42,446

	Swedish Krona	Buy	6/21/17	3,182,471	3,123,160	59,311

Absolute Return 700 Fund 39

FORWARD CURRENCY CONTRACTS at 4/30/17 (aggregate face value $361,827,781) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A.

	Norwegian Krone	Sell	6/21/17	$3,030,064	$3,096,771	$66,707

	Swedish Krona	Buy	6/21/17	6,362,158	6,243,413	118,745

Credit Suisse International

	Australian Dollar	Buy	7/19/17	2,822,754	2,886,274	(63,520)

	Canadian Dollar	Buy	7/19/17	3,130,444	3,167,951	(37,507)

	Euro	Buy	6/21/17	1,547,451	1,530,148	17,303

	Hong Kong Dollar	Buy	5/17/17	3,092,316	3,101,784	(9,468)

	Hong Kong Dollar	Sell	5/17/17	3,092,316	3,099,085	6,769

	Japanese Yen	Sell	5/17/17	748,298	736,803	(11,495)

	New Zealand Dollar	Sell	7/19/17	4,450,132	4,532,672	82,540

	Norwegian Krone	Sell	6/21/17	3,120,391	3,154,498	34,107

	Swedish Krona	Buy	6/21/17	2,419,090	2,373,512	45,578

Goldman Sachs International

	Australian Dollar	Sell	7/19/17	1,483,877	1,508,060	24,183

	British Pound	Buy	6/21/17	1,411,662	1,477,218	(65,556)

	Euro	Buy	6/21/17	5,187,147	5,216,691	(29,544)

	Indian Rupee	Buy	5/17/17	3,307,253	3,081,248	226,005

	Japanese Yen	Sell	5/17/17	3,641,329	3,623,532	(17,797)

	New Zealand Dollar	Sell	7/19/17	9,098,312	9,279,170	180,858

	Norwegian Krone	Sell	6/21/17	9,515,593	9,491,659	(23,934)

	South African Rand	Sell	7/19/17	2,672,709	2,649,675	(23,034)

	South Korean Won	Buy	5/17/17	6,603,733	6,522,332	81,401

	South Korean Won	Sell	5/17/17	6,603,733	6,418,134	(185,599)

	Swedish Krona	Buy	6/21/17	3,175,487	3,043,354	132,133

HSBC Bank USA, National Association

	Canadian Dollar	Buy	7/19/17	3,123,329	3,179,383	(56,054)

	Euro	Buy	6/21/17	4,081,621	4,016,305	65,316

	Hong Kong Dollar	Buy	5/17/17	3,092,316	3,101,860	(9,544)

	Hong Kong Dollar	Sell	5/17/17	3,092,316	3,100,635	8,319

JPMorgan Chase Bank N.A.

	Australian Dollar	Buy	7/19/17	5,706,154	5,823,264	(117,110)

	Brazilian Real	Buy	7/3/17	2,237	2,277	(40)

	British Pound	Sell	6/21/17	6,296,575	6,020,346	(276,229)

	Canadian Dollar	Buy	7/19/17	3,806,010	3,891,238	(85,228)

	Czech Koruna	Buy	7/19/17	3,286,770	3,245,200	41,570

	Czech Koruna	Sell	7/19/17	3,286,770	3,199,101	(87,669)

	Euro	Sell	6/21/17	3,513,898	3,383,317	(130,581)

	Euro	Buy	7/19/17	3,261,558	3,189,853	71,705

	Euro	Sell	7/19/17	3,261,558	3,218,779	(42,779)

	Hong Kong Dollar	Buy	5/17/17	7,710,850	7,720,727	(9,877)

	Hong Kong Dollar	Sell	5/17/17	7,710,850	7,734,016	23,166

	Indonesian Rupiah	Buy	5/17/17	6,317,096	6,245,637	71,459

	Indonesian Rupiah	Sell	5/17/17	6,317,096	6,262,737	(54,359)

	Japanese Yen	Buy	5/17/17	2,799,734	2,853,395	(53,661)

40 Absolute Return 700 Fund

FORWARD CURRENCY CONTRACTS at 4/30/17 (aggregate face value $361,827,781) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A. cont.

	New Zealand Dollar	Sell	7/19/17	$7,640,770	$7,781,431	$140,661

	Norwegian Krone	Sell	6/21/17	3,170,093	3,166,032	(4,061)

	South Korean Won	Buy	5/17/17	9,755,465	9,790,848	(35,383)

	South Korean Won	Sell	5/17/17	9,755,465	9,582,840	(172,625)

	Swedish Krona	Sell	6/21/17	2,417,957	2,408,433	(9,524)

	Swiss Franc	Sell	6/21/17	1,428,539	1,407,705	(20,834)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	7/19/17	2,662,124	2,701,697	(39,573)

	British Pound	Buy	6/21/17	3,871,434	3,651,318	220,116

	Czech Koruna	Buy	7/19/17	3,286,770	3,243,864	42,906

	Czech Koruna	Sell	7/19/17	3,286,770	3,202,244	(84,526)

	Euro	Sell	6/21/17	555,493	459,119	(96,374)

	Euro	Buy	7/19/17	3,262,761	3,190,946	71,815

	Euro	Sell	7/19/17	3,262,761	3,213,230	(49,531)

	Japanese Yen	Sell	5/17/17	5,048,960	5,006,074	(42,886)

	New Zealand Dollar	Sell	7/19/17	94,844	103,289	8,445

	Norwegian Krone	Sell	6/21/17	3,145,655	3,169,693	24,038

	Swedish Krona	Buy	6/21/17	1,626,550	1,551,312	75,238

	Turkish Lira	Buy	6/21/17	6,043,007	5,909,525	133,482

State Street Bank and Trust Co.

	Australian Dollar	Buy	7/19/17	1,686,159	1,719,320	(33,161)

	Brazilian Real	Sell	7/3/17	1,046,082	1,064,988	18,906

	British Pound	Sell	6/21/17	3,164,695	2,928,043	(236,652)

	Euro	Buy	6/21/17	870,749	982,237	(111,488)

	Japanese Yen	Sell	5/17/17	161,669	96,657	(65,012)

	New Zealand Dollar	Sell	7/19/17	4,546,346	4,615,391	69,045

	Singapore Dollar	Sell	5/17/17	3,261,376	3,188,244	(73,132)

	Swedish Krona	Buy	6/21/17	3,174,242	3,127,116	47,126

UBS AG

	Australian Dollar	Sell	7/19/17	1,619,380	1,571,488	(47,892)

	British Pound	Sell	6/21/17	3,205,680	3,162,153	(43,527)

	Canadian Dollar	Buy	7/19/17	3,166,529	3,188,485	(21,956)

	Euro	Buy	6/21/17	5,519,546	5,411,688	107,858

	Japanese Yen	Buy	5/17/17	3,127,118	3,175,776	(48,658)

	New Zealand Dollar	Sell	7/19/17	5,993,471	6,087,149	93,678

	Norwegian Krone	Sell	6/21/17	3,172,633	3,167,101	(5,532)

	Swedish Krona	Sell	6/21/17	141,781	197,414	55,633

	Turkish Lira	Buy	6/21/17	3,224,708	3,108,435	116,273

WestPac Banking Corp.

	Australian Dollar	Sell	7/19/17	2,438,380	2,436,912	(1,468)

	Euro	Buy	6/21/17	816,040	846,266	(30,226)

	New Zealand Dollar	Sell	7/19/17	2,999,991	3,055,766	55,775

Total						$189,118

Absolute Return 700 Fund 41

FUTURES CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Short)	5	$1,697,606	Jun-17	$(59,176)

Euro-CAC 40 Index (Short)	140	$7,952,977	May-17	(414,424)

FTSE 100 Index (Short)	25	2,320,026	Jun-17	39,933

S&P 500 Index E-Mini (Long)	58	6,903,450	Jun-17	29,349

S&P 500 Index E-Mini (Short)	1,848	219,958,200	Jun-17	(2,634,558)

S&P Mid Cap 400 Index E-Mini (Long)	548	94,804,000	Jun-17	980,158

SPI 200 Index (Short)	12	1,328,296	Jun-17	(33,287)

Tokyo Price Index (Long)	195	26,763,848	Jun-17	(185,335)

U.S. Treasury Note 10 yr (Long)	334	41,990,063	Jun-17	611,460

Total				$(1,665,880)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/17 (premiums $1,984,229) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.082/3 month USD-LIBOR-BBA/Jul-20	Jul-17/2.082	$1,739,000	$678

(1.728)/3 month USD-LIBOR-BBA/Jul-20	Jul-17/1.728	1,739,000	3,617

(1.993)/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.993	5,217,000	10,956

Barclays Bank PLC

(2.905)/3 month USD-LIBOR-BBA/May-27	May-17/2.905	1,739,000	16,190

(2.40)/3 month USD-LIBOR-BBA/May-27	May-17/2.40	1,739,000	23,007

Citibank, N.A.

2.7055/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.7055	2,608,500	417

2.51275/3 month USD-LIBOR-BBA/May-27	May-17/2.51275	2,608,500	1,591

(2.068)/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.068	2,608,500	4,747

(2.0625)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/2.0625	6,956,000	10,573

(2.196)/3 month USD-LIBOR-BBA/May-27	May-17/2.196	3,478,000	11,895

(2.218)/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.218	2,608,500	14,269

(2.206)/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.206	3,478,000	19,825

Goldman Sachs International

(1.674)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.674	5,217,000	2,609

(1.779)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.779	5,217,000	4,539

JPMorgan Chase Bank N.A.

(1.799)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.799	3,478,000	3,826

2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534	1,739,000	17,633

(2.6657)/3 month USD-LIBOR-BBA/May-37	May-17/2.6657	1,739,000	50,987

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	9,893,000	468,829

Total			$666,188

WRITTEN OPTIONS OUTSTANDING at 4/30/17 (premiums $43,971) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	May-17/$241.00	$157,039	$53,694

Total			$53,694

42 Absolute Return 700 Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

Counterparty
Fixed right or obligation % to receive			Premium	Unrealized
or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

2.5925/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	$521,700	$(18,390)	$960

2.785/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	521,700	(55,978)	695

(2.785)/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	521,700	(55,978)	(4,510)

(2.5925)/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	521,700	(18,390)	(5,821)

2.7175/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	521,700	47,136	11,274

(2.7175)/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	521,700	47,136	(934)

Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	521,700	(7,278)	1,231

(2.43)/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	521,700	(7,278)	(2,953)

Credit Suisse International

2.165/3 month USD-LIBOR-BBA/
May-27 (Purchased)	May-17/2.165	14,109,800	(47,218)	(2,330)

(2.2725)/3 month USD-LIBOR-BBA/
May-27 (Written)	May-17/2.2725	7,054,900	47,218	(2,325)

Goldman Sachs International

2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	104,300	(13,168)	824

(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	104,300	(13,168)	(703)

JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	521,700	(72,842)	6,401

(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	521,700	(72,842)	(12,150)

2.79/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	521,700	49,535	14,759

(2.79)/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	521,700	49,535	(6,380)

Total			$(141,970)	$(1,962)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/17 (proceeds receivable $150,755,313) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.00%, 5/1/47	$5,000,000	5/11/17	$5,266,407

Federal National Mortgage Association, 3.50%, 5/1/47	101,000,000	5/11/17	103,864,299

Federal National Mortgage Association, 3.00%, 5/1/47	42,000,000	5/11/17	41,963,905

Total			$151,094,611

Absolute Return 700 Fund 43

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$194,428,600 E	$(59,815)	6/21/19	1.75%	3 month USD-	$(490,669)
				LIBOR-BBA

75,261,700 E	52,198	6/21/22	2.20%	3 month USD-	(782,830)
				LIBOR-BBA

279,822,900 E	(453,334)	6/21/27	3 month USD-	2.50%	5,218,676
			LIBOR-BBA

9,294,800 E	66,148	6/21/47	3 month USD-	2.70%	418,086
			LIBOR-BBA

23,548,000 E	(554,474)	6/21/27	3 month USD-	2.65%	244,440
			LIBOR-BBA

11,331,000 E	41,945	6/21/22	2.30%	3 month USD-	(137,991)
				LIBOR-BBA

2,608,500	(2,643)	4/19/27	3 month USD-	2.297%	8,990
			LIBOR-BBA

2,608,500	6,226	4/19/27	2.435%	3 month USD-	(38,316)
				LIBOR-BBA

1,634,000	(22)	4/3/27	3 month USD-	2.41%	25,248
			LIBOR-BBA

3,181,000	(45)	4/5/27	3 month USD-	2.3365%	27,521
			LIBOR-BBA

2,208,000	(29)	4/11/27	3 month USD-	2.30%	11,131
			LIBOR-BBA

2,208,000	(29)	4/11/27	3 month USD-	2.2955%	10,221
			LIBOR-BBA

2,208,000	(29)	4/11/27	3 month USD-	2.286%	8,303
			LIBOR-BBA

16,784,000	(223)	4/12/27	2.332%	3 month USD-	(133,686)
				LIBOR-BBA

2,178,000	(29)	4/18/27	3 month USD-	2.24947%	289
			LIBOR-BBA

1,452,000	(19)	4/18/27	2.26748%	3 month USD-	(2,622)
				LIBOR-BBA

1,452,000	(19)	4/18/27	3 month USD-	2.26833%	2,697
			LIBOR-BBA

2,952,000	(39)	4/18/27	3 month USD-	2.217%	(8,372)
			LIBOR-BBA

2,588,000	(34)	4/19/27	2.2205%	3 month USD-	6,521
				LIBOR-BBA

6,291,000	(83)	4/19/27	2.193%	3 month USD-	31,668
				LIBOR-BBA

2,556,000	(34)	4/19/27	3 month USD-	2.1985%	(11,649)
			LIBOR-BBA

1,856,000	(25)	4/21/27	2.162%	3 month USD-	14,741
				LIBOR-BBA

824,000	(11)	4/24/27	2.18336%	3 month USD-	5,048
				LIBOR-BBA

809,000	(11)	4/24/27	2.20876%	3 month USD-	3,078
				LIBOR-BBA

44 Absolute Return 700 Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$728,000	$(10)	4/25/27	3 month USD-	2.1825%	$(4,563)
				LIBOR-BBA

	3,715,000	(49)	4/26/27	2.2585%	3 month USD-	(2,411)
					LIBOR-BBA

	1,831,000	(24)	4/26/27	3 month USD-	2.248%	(617)
				LIBOR-BBA

	5,073,000	(67)	4/27/27	2.2775%	3 month USD-	(11,827)
					LIBOR-BBA

	5,789,000	(77)	4/28/27	2.3095%	3 month USD-	(29,813)
					LIBOR-BBA

	4,991,000	(66)	5/2/27	3 month USD-	2.2855%	13,689
				LIBOR-BBA

AUD	32,656,000 E	44,589	6/28/22	2.60%	6 month AUD-	(103,913)
					BBR-BBSW

AUD	7,870,000 E	(124,829)	6/28/27	6 month AUD-BBR-	3.00%	(69,799)
				BBSW

CAD	55,779,000 E	(233,331)	6/21/22	3 month CAD-BA-	1.70%	405,876
				CDOR

CAD	16,822,000 E	(140,943)	6/21/27	3 month CAD-BA-	2.15%	251,495
				CDOR

CHF	8,648,000 E	152,841	6/21/27	6 month CHF-	0.10%	106,202
				LIBOR-BBA

CHF	4,000 E	39	6/21/22	0.40%	6 month CHF-	20
					LIBOR-BBA

EUR	17,907,000 E	(179)	6/21/22	0.40%	6 month EUR-	(164,265)
					EURIBOR-
					REUTERS

EUR	41,197,000 E	(1,044,015)	6/21/27	6 month EUR-	1.00%	(262,276)
				EURIBOR-REUTERS

GBP	31,164,000 E	(297,271)	6/21/22	0.80%	6 month GBP-	(264,294)
					LIBOR-BBA

GBP	4,624,000 E	(57,006)	6/21/27	6 month GBP-	1.25%	(10,927)
				LIBOR-BBA

NOK	711,000 E	770	6/21/22	1.75%	6 month NOK-	(58)
					NIBOR-NIBR

NOK	105,043,000 E	(57,251)	6/21/27	6 month NOK-	2.10%	122,017
				NIBOR-NIBR

NZD	44,409,000 E	(105,101)	6/21/22	3 month NZD-	3.20%	266,436
				BBR-FRA

NZD	36,778,000 E	(373,228)	6/21/27	3 month NZD-	3.75%	363,719
				BBR-FRA

SEK	77,478,000 E	(116,059)	6/21/22	3 month SEK-	0.55%	(25,095)
				STIBOR-SIDE

SEK	133,685,000 E	(154,425)	6/21/27	3 month SEK-	1.35%	177,354
				STIBOR-SIDE

	$3,478,000	10,040	4/12/27	3 month USD-	2.43%	(48,789)
				LIBOR-BBA

Total		$(3,400,082)				$5,138,684

E Extended effective date.

Absolute Return 700 Fund 45

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.

baskets	2,247,872	$—	3/7/18	(3 month USD-	A basket (MLFCF11) of	$2,905,842
				LIBOR-BBA plus	common stocks
				0.10%)

units	54,548	—	8/2/17	3 month USD-	Russell 1000 Total	(17,802,120)
				LIBOR-BBA minus	Return Index
				0.07%

Barclays Bank PLC

	$322,748	—	1/12/40	4.00% (1 month	Synthetic MBX Index	957
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	139,977	—	1/12/39	6.00% (1 month	Synthetic TRS Index	98
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	570,865	—	1/12/40	4.00% (1 month	Synthetic MBX Index	1,693
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	19,702	—	1/12/38	6.50% (1 month	Synthetic TRS Index	28
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	2,113,712	—	1/12/40	4.00% (1 month	Synthetic MBX Index	6,270
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	947,508	—	1/12/40	4.50% (1 month	Synthetic MBX Index	1,864
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	2,144,747	—	1/12/40	4.50% (1 month	Synthetic MBX Index	4,219
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	4,571	—	1/12/40	4.50% (1 month	Synthetic MBX Index	9
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	642,977	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(2,154)
				USD-LIBOR	6.00% 30 year Fannie
					Mae pools

	465,737	—	1/12/38	6.50% (1 month	Synthetic TRS Index	660
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	1,094,397	—	1/12/43	(3.50%) 1 month	Synthetic TRS Index	(1,385)
				USD-LIBOR	3.50% 30 year Fannie
					Mae pools

	1,441,532	—	1/12/40	5.00% (1 month	Synthetic MBX Index	3,875
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	9,898,167	—	1/12/41	5.00% (1 month	Synthetic MBX Index	32,758
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	10,523,363	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(39,577)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

46 Absolute Return 700 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.

	740,449	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$2,451
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	351,088	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,162
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

baskets	1,221	—	12/1/17	(3 month USD-	A basket (CGPUTQL2)	(875,327)
				LIBOR-BBA plus	of common stocks
				0.37%)

baskets	895,451	—	11/10/17	3 month USD-	A basket (CGPUTS54)	(829,030)
				LIBOR-BBA minus	of common stocks
				0.75%

units	40,605	—	10/17/17	3 month USD-	MSCI Emerging	(278,276)
				LIBOR-BBA plus	Markets TR Net USD
				0.28%

units	26,539	—	11/27/17	3 month USD-	Russell 1000 Total	(1,813,089)
				LIBOR-BBA plus	Return Index
				0.09%

units	106,667	—	3/19/18	3 month USD-	MSCI Emerging	(621,109)
				LIBOR-BBA plus	Markets TR Net USD
				0.20%

Credit Suisse International

	$442,455	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,464
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	681,942	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(1,200)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	395,659	—	1/12/43	3.50% (1 month	Synthetic TRS Index	501
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	2,188,794	—	1/12/43	3.50% (1 month	Synthetic TRS Index	2,771
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	99,820	—	1/12/43	3.50% (1 month	Synthetic TRS Index	126
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	85,243	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(150)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	4,304,258	—	1/12/45	4.00% (1 month	Synthetic TRS Index	(6,897)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	478,728	—	1/12/45	4.00% (1 month	Synthetic TRS Index	(767)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

Absolute Return 700 Fund 47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International cont.

	$3,104,823	$—	1/12/45	3.50% (1 month	Synthetic TRS Index	$(2,846)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	1,881,108	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	3,311
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

Deutsche Bank AG

baskets	510,575	—	3/7/18	3 month USD-	DB Custom PT Short	(6,472,906)
				LIBOR-BBA minus	15 PR Index
				0.45%

units	510,314	—	3/7/18	(3 month USD-	DB Custom PT Long	3,326,262
				LIBOR-BBA plus	15 PR Index
				0.31%)

Goldman Sachs International

	$500,971	—	1/12/38	6.50% (1 month	Synthetic TRS Index	710
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	386,462	—	1/12/38	6.50% (1 month	Synthetic TRS Index	548
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	1,216,587	—	1/12/39	6.00% (1 month	Synthetic TRS Index	848
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	697,053	—	1/12/38	6.50% (1 month	Synthetic TRS Index	988
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	512,502	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,927)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	192,550	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(724)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	5,339	—	1/12/39	6.00% (1 month	Synthetic TRS Index	4
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	471,131	—	1/12/39	6.00% (1 month	Synthetic TRS Index	328
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	702,074	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,640)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	36,425	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(137)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	97,105	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(365)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

48 Absolute Return 700 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.

	$12,808	$—	1/12/38	6.50% (1 month	Synthetic TRS Index	$18
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	549,012	—	1/12/38	6.50% (1 month	Synthetic TRS Index	778
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	883,903	—	1/12/39	6.00% (1 month	Synthetic TRS Index	616
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	112,069	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(197)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	3,073,837	—	1/12/45	4.00% (1 month	Synthetic TRS Index	(4,926)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,589,875	—	1/12/43	(3.50%) 1 month	Synthetic TRS Index	(2,013)
				USD-LIBOR	3.50% 30 year Fannie
					Mae pools

	2,158,939	—	1/12/44	(3.00%) 1 month	Synthetic TRS Index	6,579
				USD-LIBOR	3.00% 30 year Fannie
					Mae pools

baskets	1,943,021	—	12/15/20	1 month USD-	A basket (GSGLPWDS)	(3,418,212)
				LIBOR-BBA minus	of common stocks
				0.15%

baskets	2,340,180	—	12/15/20	(1 month USD-	A basket (GSGLPWDL)	4,457,926
				LIBOR-BBA plus	of common stocks
				0.50%)

baskets	1,690,687	—	12/15/20	(1 month USD-	A basket (GSCBPUR1)	3,278,300
				LIBOR-BBA plus	of common stocks
				0.44%)

shares	51,153	—	12/15/20	1 month USD-	iShares MSCI	(25,876)
				LIBOR-BBA minus	Emerging Markets
				0.65%	ETF

shares	61,120	—	12/15/20	1 month USD-	iShares MSCI	(30,918)
				LIBOR-BBA minus	Emerging Markets
				0.65%	ETF

shares	84,627	—	12/15/20	1 month USD-	iShares MSCI	(42,809)
				LIBOR-BBA minus	Emerging Markets
				0.65%	ETF

shares	37,613	—	12/15/20	1 month USD-	iShares MSCI	(19,027)
				LIBOR-BBA minus	Emerging Markets
				0.65%	ETF

units	141,356	—	12/15/20	(0.45%)	Goldman Sachs	160,939
					Volatility Carry US
					Scaled 3x Excess
					Return Strategy

Absolute Return 700 Fund 49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.

units	366,683	$—	12/15/20	(0.45%)	Goldman Sachs	$521,634
					Volatility Carry US
					Series 30 Excess
					Return Strategy

units	18,233	—	12/12/17	3 month USD-	MSCI Emerging	(284,997)
				LIBOR-BBA plus	Markets TR Net USD
				0.10%

units	281,056	—	12/15/20	(0.30%)	Goldman Sachs	312,133
					Volatility Carry
					US Excess Return
					Strategy

units	85,107	—	12/15/20	(0.30%)	Goldman Sachs	85,986
					Volatility Carry
					US Excess Return
					Strategy

JPMorgan Chase Bank N.A.

	$766,934	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(1,350)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	234,919	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(413)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

baskets	1,712,412	—	4/20/18	1 month USD-	A basket (JPCMPTSH)	(2,817,258)
				LIBOR-BBA minus	of common stocks
				0.50%

JPMorgan Securities LLC

	$1,608,578	—	1/12/44	4.00% (1 month	Synthetic TRS Index	(4,337)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	931,447	—	1/12/45	(3.50%) 1 month	Synthetic TRS Index	854
				USD-LIBOR	3.50% 30 year Fannie
					Mae pools

	1,608,578	—	1/12/44	(4.00%) 1 month	Synthetic TRS Index	4,337
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	1,964,206	—	1/12/45	(4.00%) 1 month	Synthetic TRS Index	3,148
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

UBS AG

units	334,533	—	8/21/17	1 month USD-	MSCI Emerging	(3,750,577)
				LIBOR-BBA plus	Markets TR Net USD
				0.35%

units	865	—	2/9/18	1 month USD-	MSCI Emerging	(7,797)
				LIBOR-BBA plus	Markets TR Net USD
				0.15%

Total		$—				$(24,030,338)

50 Absolute Return 700 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Barclays Bank PLC

CMBX NA BBB–	BBB–/P	$2,153	$383,000	1/17/47	300 bp	$(28,640)
Index

Credit Suisse International

CMBX NA BB Index	—	(30,173)	215,000	1/17/47	(500 bp)	4,907

CMBX NA BB Index	—	(150,100)	8,504,000	5/11/63	(500 bp)	1,448,369

CMBX NA BBB–	BBB–/P	21,084	268,000	5/11/63	300 bp	(8,717)
Index

CMBX NA BBB–	BBB–/P	39,761	301,000	5/11/63	300 bp	6,290
Index

CMBX NA BBB–	BBB–/P	25,871	311,000	5/11/63	300 bp	(8,712)
Index

CMBX NA BBB–	BBB–/P	102,354	705,000	5/11/63	300 bp	23,958
Index

CMBX NA BBB–	BBB–/P	156,321	1,282,000	5/11/63	300 bp	13,763
Index

CMBX NA BBB–	BBB–/P	152,892	1,367,000	5/11/63	300 bp	497
Index

CMBX NA BBB–	BBB–/P	170,697	1,397,000	5/11/63	300 bp	15,351
Index

CMBX NA BBB–	BBB–/P	327,169	2,600,000	5/11/63	300 bp	38,049
Index

CMBX NA BBB–	BBB–/P	276,066	3,254,000	5/11/63	300 bp	(85,779)
Index

CMBX NA BBB–	BBB–/P	3,299,557	44,640,000	1/17/47	300 bp	(289,341)
Index

Goldman Sachs International

CMBX NA BB Index	—	(457,277)	4,470,000	5/11/63	(500 bp)	382,934

CMBX NA BB Index	—	(89,586)	592,000	1/17/47	(500 bp)	7,009

CMBX NA BBB–	BBB–/P	9,011	104,000	5/11/63	300 bp	(2,554)
Index

CMBX NA BBB–	BBB–/P	9,029	107,000	5/11/63	300 bp	(2,869)
Index

CMBX NA BBB–	BBB–/P	10,287	130,000	5/11/63	300 bp	(4,169)
Index

CMBX NA BBB–	BBB–/P	17,388	158,000	5/11/63	300 bp	(182)
Index

CMBX NA BBB–	BBB–/P	13,418	159,000	5/11/63	300 bp	(4,263)
Index

CMBX NA BBB–	BBB–/P	17,645	259,000	5/11/63	300 bp	(11,156)
Index

CMBX NA BBB–	BBB–/P	38,735	279,000	5/11/63	300 bp	7,710
Index

CMBX NA BBB–	BBB–/P	26,423	306,000	5/11/63	300 bp	(7,604)
Index

CMBX NA BBB–	BBB–/P	59,008	712,000	5/11/63	300 bp	(20,167)
Index

Absolute Return 700 Fund 51

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International cont.

CMBX NA BBB–	BBB–/P	$81,117	$728,000	5/11/63	300 bp	$42
Index

CMBX NA BBB–	BBB–/P	43,204	871,000	5/11/63	300 bp	(53,651)
Index

CMBX NA BBB–	BBB–/P	54,404	1,043,000	5/11/63	300 bp	(61,578)
Index

CMBX NA BBB–	—	(63,240)	609,000	1/17/47	(300 bp)	(14,276)
Index

CMBX NA BBB–	—	(39,350)	584,000	1/17/47	(300 bp)	7,603
Index

CMBX NA BBB–	—	(20,778)	306,000	1/17/47	(300 bp)	3,824
Index

CMBX NA BBB–	—	(14,973)	217,000	1/17/47	(300 bp)	2,474
Index

CMBX NA BBB–	BBB–/P	436,763	5,909,000	1/17/47	300 bp	(38,321)
Index

CMBX NA BBB–	BBB–/P	972,743	13,956,000	1/17/47	300 bp	(149,319)
Index

JPMorgan Securities LLC

CMBX NA BB Index	—	(9,424)	65,000	5/11/63	(500 bp)	2,794

CMBX NA BBB–	BBB–/P	8,976	130,000	5/11/63	300 bp	(5,480)
Index

CMBX NA BBB–	BBB–/P	11,599	136,000	5/11/63	300 bp	(3,524)
Index

CMBX NA BBB–	BBB–/P	20,660	177,000	5/11/63	300 bp	978
Index

CMBX NA BBB–	BBB–/P	20,508	177,000	5/11/63	300 bp	825
Index

CMBX NA BBB–	BBB–/P	26,870	217,000	5/11/63	300 bp	2,739
Index

CMBX NA BBB–	BBB–/P	42,513	295,000	5/11/63	300 bp	9,709
Index

CMBX NA BBB–	BBB–/P	14,004	317,000	5/11/63	300 bp	(21,246)
Index

CMBX NA BBB–	BBB–/P	51,248	352,000	5/11/63	300 bp	12,106
Index

CMBX NA BBB–	BBB–/P	31,842	389,000	5/11/63	300 bp	(11,415)
Index

CMBX NA BBB–	BBB–/P	40,339	411,000	5/11/63	300 bp	(5,364)
Index

CMBX NA BBB–	BBB–/P	35,777	580,000	5/11/63	300 bp	(28,719)
Index

CMBX NA BBB–	BBB–/P	88,914	609,000	5/11/63	300 bp	21,194
Index

CMBX NA BBB–	BBB–/P	80,485	650,000	5/11/63	300 bp	8,205
Index

52 Absolute Return 700 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Securities LLC cont.

CMBX NA BBB–	BBB–/P	$101,546	$686,000	5/11/63	300 bp	$25,262
Index

CMBX NA BBB–	BBB–/P	101,546	686,000	5/11/63	300 bp	25,262
Index

CMBX NA BBB–	BBB–/P	60,613	712,000	5/11/63	300 bp	(18,562)
Index

CMBX NA BBB–	BBB–/P	74,322	1,161,000	5/11/63	300 bp	(54,781)
Index

CMBX NA BBB–	BBB–/P	61,861	1,161,000	5/11/63	300 bp	(67,242)
Index

CMBX NA BBB–	BBB–/P	59,129	1,161,000	5/11/63	300 bp	(69,974)
Index

CMBX NA BBB–	BBB–/P	142,130	1,250,000	5/11/63	300 bp	3,130
Index

CMBX NA BBB–	BBB–/P	144,245	1,271,000	5/11/63	300 bp	2,910
Index

CMBX NA BBB–	BBB–/P	162,059	1,326,000	5/11/63	300 bp	14,608
Index

CMBX NA BBB–	BBB–/P	162,059	1,326,000	5/11/63	300 bp	14,608
Index

CMBX NA BBB–	—	(31,202)	580,000	1/17/47	(300 bp)	15,430
Index

Total		$7,000,242				$1,044,935

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2017. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

		Upfront			Payments
		premium		Termi-	received	Unrealized
		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt *	Rating***	(paid)**	amount	date	per annum	(depreciation)

NA HY Series 28	B+/P	$(10,978,798)	$155,322,000	6/20/22	500 bp	$1,576,598
Index

Total		$(10,978,798)				$1,576,598

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2017. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Absolute Return 700 Fund 53

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Basic materials	$26,238,997	$—	$—

Capital goods	29,467,077	—	—

Communication services	45,150,011	—	—

Consumer cyclicals	45,011,099	—	—

Consumer staples	37,007,306	—	—

Energy	22,595,670	—	—

Financials	108,609,928	—	—

Health care	37,324,857	—	—

Technology	86,231,238	—	—

Transportation	9,131,153	21,666	—

Utilities and power	17,422,957	14,142	—

Total common stocks	464,190,293	35,808	—

Asset-backed securities	—	1,777,000	—

Commodity linked notes	—	71,694,910	—

Convertible bonds and notes	—	150,187	—

Corporate bonds and notes	—	102,445,049	—

Foreign government and agency bonds and notes	—	13,030,461	—

Investment companies	115,907,377	—	—

Mortgage-backed securities	—	143,140,208	—

Purchased options outstanding	—	4,377,359	—

Purchased swap options outstanding	—	225,617	—

Senior loans	—	39,016,171	—

U.S. government and agency mortgage obligations	—	337,443,522	—

U.S. treasury obligations	—	139,098	—

Warrants	8,737	6,448,610	—

Short-term investments	108,307,201	129,585,575	—

Totals by level	$688,413,608	$849,509,575	$—

54 Absolute Return 700 Fund

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$189,118	$—

Futures contracts	(1,665,880)	—	—

Written options outstanding	—	(53,694)	—

Written swap options outstanding	—	(666,188)	—

Forward premium swap option contracts	—	(1,962)	—

TBA sale commitments	—	(151,094,611)	—

Interest rate swap contracts	—	8,538,766	—

Total return swap contracts	—	(24,030,338)	—

Credit default contracts	—	6,600,089	—

Totals by level	$(1,665,880)	$(160,518,820)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Absolute Return 700 Fund 55

Statement of assets and liabilities 4/30/17 (Unaudited)

ASSETS

Investment in securities, at value, including $61,032,837 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,287,475,833)	$1,367,246,207
Affiliated issuers (identified cost $170,676,976) (Notes 1 and 5)	170,676,976

Cash	599,051

Foreign currency (cost $588,359) (Note 1)	588,360

Dividends, interest and other receivables	5,661,487

Receivable for shares of the fund sold	2,311,925

Receivable for investments sold	51,830,511

Receivable for sales of delayed delivery securities (Note 1)	143,549,042

Receivable for variation margin (Note 1)	1,966,719

Unrealized appreciation on forward premium swap option contracts (Note 1)	36,144

Unrealized appreciation on forward currency contracts (Note 1)	3,596,708

Unrealized appreciation on OTC swap contracts (Note 1)	17,255,535

Premium paid on OTC swap contracts (Note 1)	906,103

Prepaid assets	76,634

Total assets	1,766,301,402

LIABILITIES

Payable for investments purchased	21,322,156

Payable for purchases of delayed delivery securities (Note 1)	320,999,595

Payable for shares of the fund repurchased	2,104,933

Payable for compensation of Manager (Note 2)	658,722

Payable for custodian fees (Note 2)	130,252

Payable for investor servicing fees (Note 2)	266,334

Payable for Trustee compensation and expenses (Note 2)	135,257

Payable for administrative services (Note 2)	4,555

Payable for distribution fees (Note 2)	214,182

Payable for variation margin (Note 1)	2,111,135

Unrealized depreciation on OTC swap contracts (Note 1)	40,240,938

Premium received on OTC swap contracts (Note 1)	7,906,345

Unrealized depreciation on forward currency contracts (Note 1)	3,407,590

Unrealized depreciation on forward premium swap option contracts (Note 1)	38,106

Written options outstanding, at value (premiums $2,028,200) (Notes 1 and 3)	719,882

TBA sale commitments, at value (proceeds receivable $150,755,313) (Note 1)	151,094,611

Collateral on securities loaned, at value (Note 1)	62,442,775

Collateral on certain derivative contracts, at value (Note 1)	212,098

Other accrued expenses	190,069

Total liabilities	614,199,535

Net assets	$1,152,101,867

(Continued on next page)

56 Absolute Return 700 Fund

Statement of assets and liabilities cont.

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,125,201,184

Distributions in excess of net investment income (Note 1)	(6,315,292)

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(29,785,323)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	63,001,298

Total — Representing net assets applicable to capital shares outstanding	$1,152,101,867

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($258,300,717 divided by 21,804,717 shares)	$11.85

Offering price per class A share (100/94.25 of $11.85)*	$12.57

Net asset value and offering price per class B share ($25,888,535 divided by 2,247,245 shares)**	$11.52

Net asset value and offering price per class C share ($163,577,839 divided by 14,228,014 shares)**	$11.50

Net asset value and redemption price per class M share ($5,134,516 divided by 442,416 shares)	$11.61

Offering price per class M share (100/96.50 of $11.61)*	$12.03

Net asset value, offering price and redemption price per class P share
($86,313,322 divided by 7,253,585 shares)	$11.90

Net asset value, offering price and redemption price per class R share
($2,256,068 divided by 192,939 shares)	$11.69

Net asset value, offering price and redemption price per class R6 share
($9,021,923 divided by 755,849 shares)	$11.94

Net asset value, offering price and redemption price per class Y share
($601,608,947 divided by 50,606,785 shares)	$11.89

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Absolute Return 700 Fund 57

Statement of operations Six months ended 4/30/17 (Unaudited)

INVESTMENT INCOME

Interest (including interest income of $358,480 from investments in affiliated issuers) (Note 5)	$11,375,395

Dividends (net of foreign tax of $250,527)	6,417,977

Securities lending (net of expenses) (Note 1)	125,899

Total investment income	17,919,271

EXPENSES

Compensation of Manager (Note 2)	3,929,544

Investor servicing fees (Note 2)	820,354

Custodian fees (Note 2)	85,121

Trustee compensation and expenses (Note 2)	34,164

Distribution fees (Note 2)	1,379,492

Administrative services (Note 2)	20,915

Other	298,204

Total expenses	6,567,794

Expense reduction (Note 2)	(3,913)

Net expenses	6,563,881

Net investment income	11,355,390

Net realized gain on investments (Notes 1 and 3)	10,721,396

Net realized gain on swap contracts (Note 1)	18,199,316

Net realized loss on futures contracts (Note 1)	(1,458,387)

Net realized gain on foreign currency transactions (Note 1)	1,861,406

Net realized loss on written options (Notes 1 and 3)	(1,093,594)

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(1,399,388)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options
and TBA sale commitments during the period	17,623,289

Net gain on investments	44,454,038

Net increase in net assets resulting from operations	$55,809,428

The accompanying notes are an integral part of these financial statements.

58 Absolute Return 700 Fund

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/17*	Year ended 10/31/16

Operations

Net investment income	$11,355,390	$29,511,942

Net realized gain (loss) on investments
and foreign currency transactions	28,230,137	(109,052,344)

Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	16,223,901	49,434,707

Net increase (decrease) in net assets resulting
from operations	55,809,428	(30,105,695)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	—	(27,122,833)

Class B	—	(1,771,864)

Class C	—	(12,838,661)

Class M	—	(440,269)

Class R	—	(113,951)

Class R5	—	(758)

Class R6	—	(535,552)

Class Y	—	(50,507,218)

From net realized long-term gain on investments
Class A	—	(4,184,485)

Class B	—	(308,195)

Class C	—	(2,189,965)

Class M	—	(72,511)

Class R	—	(18,332)

Class R5	—	(113)

Class R6	—	(79,090)

Class Y	—	(7,530,467)

From return of capital
Class A	—	(750,198)

Class B	—	(49,008)

Class C	—	(355,108)

Class M	—	(12,177)

Class R	—	(3,152)

Class R5	—	(21)

Class R6	—	(14,813)

Class Y	—	(1,396,992)

Decrease from capital share transactions (Note 4)	(125,976,312)	(76,126,905)

Total decrease in net assets	(70,166,884)	(216,528,333)

NET ASSETS

Beginning of period	1,222,268,751	1,438,797,084

End of period (including distributions in excess of net
investment income of $6,315,292 and $17,670,682,
respectively)	$1,152,101,867	$1,222,268,751

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Absolute Return 700 Fund 59

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA

												Ratio	Ratio of net
	Net asset		Net realized			From						of expenses	investment
	value,		and unrealized	Total from	From	net realized	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain on	return	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	investments	of capital	distributions	of period	value (%)[b]	(in thousands)	(%)[c]	net assets (%)	(%)

Class A

April 30, 2017**	$11.28	.11	.46	.57	—	—	—	—	$11.85	5.05*	$258,301	.58*	.96*	273*f

October 31, 2016	12.45	.25	(.50)	(.25)	(.78)	(.12)	(.02)	(.92)	11.28	(1.81)	316,497	1.19[d]	2.21[d]	578[f]

October 31, 2015	12.71	.20	.30	.50	(.19)	(.57)	—	(.76)	12.45	4.04	424,484	1.26	1.60	563[f]

October 31, 2014	12.17	.20	.48	.68	(.14)	—	—	(.14)	12.71	5.65	328,250	1.24	1.63	313[f]

October 31, 2013	11.78	.24	.16	.40	(.01)	—	—	(.01)	12.17	3.42	346,385	1.25	2.04	199[g]

October 31, 2012	11.35	.21	.66	.87	(.44)	—	—	(.44)	11.78	7.97	331,370	1.33[e]	1.82[e]	164[g]

Class B

April 30, 2017**	$11.01	.07	.44	.51	—	—	—	—	$11.52	4.63*	$25,889	.95*	.61*	273*f

October 31, 2016	12.16	.16	(.47)	(.31)	(.70)	(.12)	(.02)	(.84)	11.01	(2.50)	28,632	1.94[d]	1.45[d]	578[f]

October 31, 2015	12.44	.10	.29	.39	(.10)	(.57)	—	(.67)	12.16	3.18	30,905	2.01	.85	563[f]

October 31, 2014	11.91	.11	.47	.58	(.05)	—	—	(.05)	12.44	4.92	28,072	1.99	.88	313[f]

October 31, 2013	11.60	.15	.16	.31	—	—	—	—	11.91	2.67	28,175	2.00	1.29	199[g]

October 31, 2012	11.19	.12	.65	.77	(.36)	—	—	(.36)	11.60	7.13	26,015	2.08[e]	1.06[e]	164[g]

Class C

April 30, 2017**	$10.99	.07	.44	.51	—	—	—	—	$11.50	4.64*	$163,578	.95*	.60*	273*f

October 31, 2016	12.16	.16	(.48)	(.32)	(.71)	(.12)	(.02)	(.85)	10.99	(2.54)	186,452	1.94[d]	1.46[d]	578[f]

October 31, 2015	12.44	.10	.29	.39	(.10)	(.57)	—	(.67)	12.16	3.24	210,619	2.01	.85	563[f]

October 31, 2014	11.91	.11	.47	.58	(.05)	—	—	(.05)	12.44	4.91	160,682	1.99	.88	313[f]

October 31, 2013	11.60	.15	.16	.31	—	—	—	—	11.91	2.67	148,531	2.00	1.29	199[g]

October 31, 2012	11.19	.12	.65	.77	(.36)	—	—	(.36)	11.60	7.16	138,619	2.08[e]	1.06[e]	164[g]

Class M

April 30, 2017**	$11.08	.08	.45	.53	—	—	—	—	$11.61	4.78*	$5,135	.83*	.72*	273*f

October 31, 2016	12.25	.19	(.49)	(.30)	(.73)	(.12)	(.02)	(.87)	11.08	(2.30)	6,815	1.69[d]	1.70[d]	578[f]

October 31, 2015	12.52	.14	.29	.43	(.13)	(.57)	—	(.70)	12.25	3.55	7,146	1.76	1.10	563[f]

October 31, 2014	11.99	.14	.47	.61	(.08)	—	—	(.08)	12.52	5.12	5,286	1.74	1.12	313[f]

October 31, 2013	11.65	.18	.16	.34	—	—	—	—	11.99	2.92	4,535	1.75	1.53	199[g]

October 31, 2012	11.23	.15	.65	.80	(.38)	—	—	(.38)	11.65	7.40	4,105	1.83[e]	1.31[e]	164[g]

Class P

April 30, 2017**	$11.31	.14	.45	.59	—	—	—	—	$11.90	5.22*	$86,313	.38*	1.17*	273*f

October 31, 2016#	11.25	.04	.02	.06	—	—	—	—	11.31	.53*	71,489	.14*	.39*	578[f]

Class R

April 30, 2017**	$11.15	.10	.44	.54	—	—	—	—	$11.69	4.84*	$2,256	.70*	.85*	273*f

October 31, 2016	12.31	.22	(.49)	(.27)	(.75)	(.12)	(.02)	(.89)	11.15	(2.05)	1,861	1.44[d]	1.96[d]	578[f]

October 31, 2015	12.57	.17	.30	.47	(.16)	(.57)	—	(.73)	12.31	3.84	1,564	1.51	1.34	563[f]

October 31, 2014	12.04	.17	.48	.65	(.12)	—	—	(.12)	12.57	5.40	1,848	1.49	1.39	313[f]

October 31, 2013	11.68	.21	.15	.36	—[h]	—	—	—[h]	12.04	3.11	2,005	1.50	1.77	199[g]

October 31, 2012	11.25	.17	.67	.84	(.41)	—	—	(.41)	11.68	7.77	1,235	1.58[e]	1.52[e]	164[g]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

60 Absolute Return 700 Fund	Absolute Return 700 Fund 61

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA

												Ratio	Ratio of net
	Net asset		Net realized			From						of expenses	investment
	value,		and unrealized	Total from	From	net realized	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain on	return	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	investments	of capital	distributions	of period	value (%)[b]	(in thousands)	(%)[c]	net assets (%)	(%)

Class R6

April 30, 2017**	$11.35	.13	.46	.59	—	—	—	—	$11.94	5.20*	$9,022	.40*	1.14*	273*f

October 31, 2016	12.51	.29	(.49)	(.20)	(.82)	(.12)	(.02)	(.96)	11.35	(1.40)	7,817	.85[d]	2.54[d]	578[f]

October 31, 2015	12.77	.24	.30	.54	(.23)	(.57)	—	(.80)	12.51	4.39	8,237.93		1.93	563[f]

October 31, 2014	12.23	.24	.48	.72	(.18)	—	—	(.18)	12.77	5.97	6,678.91		1.96	313[f]

October 31, 2013	11.81	.25	.20	.45	(.03)	—	—	(.03)	12.23	3.79	6,500.92		2.09	199[g]

October 31, 2012†	11.56	.07	.18	.25	—	—	—	—	11.81	2.16*	10	.31*e	.58*e	164[g]

Class Y

April 30, 2017**	$11.31	.13	.45	.58	—	—	—	—	$11.89	5.13*	$601,609	.45*	1.10*	273*f

October 31, 2016	12.47	.28	(.49)	(.21)	(.81)	(.12)	(.02)	(.95)	11.31	(1.48)	602,704	.94[d]	2.47[d]	578[f]

October 31, 2015	12.74	.23	.29	.52	(.22)	(.57)	—	(.79)	12.47	4.25	755,830	1.01	1.85	563[f]

October 31, 2014	12.20	.23	.49	.72	(.18)	—	—	(.18)	12.74	5.93	565,281.99		1.88	313[f]

October 31, 2013	11.81	.27	.16	.43	(.04)	—	—	(.04)	12.20	3.67	464,035	1.00	2.27	199[g]

October 31, 2012	11.37	.23	.67	.90	(.46)	—	—	(.46)	11.81	8.31	283,356	1.08[e]	2.04[e]	164[g]

* Not annualized.

# For the period August 31, 2016 (commencement of operations) to October 31, 2016.

** Unaudited.

† For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

10/31/16

Class A	<0.01%

Class B	<0.01

Class C	<0.01

Class M	<0.01

Class R	<0.01

Class P	—

Class R6	<0.01

Class Y	<0.01

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

10/31/12

Class A	0.05%

Class B	0.05

Class C	0.05

Class M	0.05

Class R	0.05

Class R6	—

Class Y	0.05

f Portfolio turnover includes TBA purchase and sale commitments.

g Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

October 31, 2013	463%

October 31, 2012	487

h Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

62 Absolute Return 700 Fund	Absolute Return 700 Fund 63

Notes to financial statements 4/30/17 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2016 through April 30, 2017.

Putnam Absolute Return 700 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek to earn a positive total return that exceeds the return on U.S. Treasury bills by 700 basis points (or 7.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; below-investment-grade securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts (REITs). The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, equities or equity-like investments.

Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. Putnam Management may also take into account general market conditions when making investment decisions. Putnam Management typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

The fund offers class A, class B, class C, class M, class P, class R, class R6 and class Y shares. Effective April 1, 2017, purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. The fund registered class T shares in February 2017, however, as of the date of this report, class T shares had not commenced operations and are not available for purchase. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class P, class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class P, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class P and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these

64 Absolute Return 700 Fund

contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value

Absolute Return 700 Fund 65

by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

66 Absolute Return 700 Fund

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, for hedging treasury term structure risk, for yield curve positioning and to equitize cash. and to (any additional reason listed on the derivatives template).

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk, and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps.

Absolute Return 700 Fund 67

Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

68 Absolute Return 700 Fund

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $5,530,750 at the close of the reporting period.

Absolute Return 700 Fund 69

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $30,581,263 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $31,180,783 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $62,442,775 and the value of securities loaned amounted to $61,032,837.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In

70 Absolute Return 700 Fund

some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2016, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover

Short-term	Long-term	Total

$53,351,564	$—	$53,351,564

The aggregate identified cost on a tax basis is $1,464,804,563, resulting in gross unrealized appreciation and depreciation of $108,156,420 and $35,037,800, respectively, or net unrealized appreciation of $73,118,620.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

1.030%	of the first $5 billion,	0.830%	of the next $50 billion,

0.980%	of the next $5 billion,	0.810%	of the next $50 billion,

0.930%	of the next $10 billion,	0.800%	of the next $100 billion and

0.880%	of the next $10 billion,	0.795%	of any excess thereafter.

The applicable base fee is increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the BofA Merrill Lynch U.S. Treasury Bill Index plus 7.00% over the thirty-six month period then ended (the “performance period”). The maximum annualized performance adjustment rate is +/– 0.28%. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed

Absolute Return 700 Fund 71

its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.434% of the fund’s average net assets before a decrease of $1,094,569 (0.095% of the fund’s average net assets) based on performance.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through February 28, 2018, to the extent that the total expenses of the fund (before any applicable performance-based upward or downward adjustments to the fund’s management fee and excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investor servicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.97% of the fund’s average net assets. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has also contractually agreed, through February 28, 2018, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R, and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$220,667	Class R	1,564

Class B	20,816	Class R6	1,985

Class C	131,798	Class Y	435,081

Class M	4,527	Total	$820,354

Class P	3,916

72 Absolute Return 700 Fund

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $2,238 under the expense offset arrangements and by $1,675 under the brokerage/service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $875, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following class shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount

Class A	0.35%	0.25%	$358,592

Class B	1.00%	1.00%	135,518

Class C	1.00%	1.00%	858,170

Class M	1.00%	0.75%	22,116

Class R	1.00%	0.50%	5,096

Total			$1,379,492

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $24,420 and $333 from the sale of class A and class M shares, respectively, and received $5,804 and $3,417 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $11 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA commitments (Long-term)	$3,272,260,985	$3,473,298,152

U.S. government securities (Long-term)	—	—

Total	$3,272,260,985	$3,473,298,152

Absolute Return 700 Fund 73

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Written option transactions during the reporting period are summarized as follows:

	Written swap		Written
	option	Written swap	option	Written
	contract	option	contract	option
	amounts	premiums	amounts	premiums

Written options outstanding at the
beginning of the reporting period	$9,893,000	$1,761,746	$720,548	$203,631

Options opened	287,555,700	844,294	1,428,771	480,378

Options exercised	(15,651,000)	(62,809)	—	—

Options expired	(104,774,600)	(249,880)	(1,297,673)	(412,648)

Options closed	(104,079,400)	(309,122)	(694,607)	(227,390)

Written options outstanding at the end of
the reporting period	$72,943,700	$1,984,229	$157,039	$43,971

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class A	Shares	Amount	Shares	Amount

Shares sold	2,520,128	$29,073,901	8,485,535	$96,195,520

Shares issued in connection with
reinvestment of distributions	—	—	2,643,023	29,258,269

	2,520,128	29,073,901	11,128,558	125,453,789

Shares repurchased	(8,764,894)	(101,467,773)	(17,181,781)	(192,121,727)

Net decrease	(6,244,766)	$(72,393,872)	(6,053,223)	$(66,667,938)

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class B	Shares	Amount	Shares	Amount

Shares sold	50,144	$562,859	323,489	$3,552,976

Shares issued in connection with
reinvestment of distributions	—	—	187,218	2,036,933

	50,144	562,859	510,707	5,589,909

Shares repurchased	(402,493)	(4,532,520)	(451,971)	(4,967,560)

Net increase (decrease)	(352,349)	$(3,969,661)	58,736	$622,349

74 Absolute Return 700 Fund

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class C	Shares	Amount	Shares	Amount

Shares sold	566,499	$6,366,166	3,905,830	$43,522,340

Shares issued in connection with
reinvestment of distributions	—	—	1,261,930	13,691,939

	566,499	6,366,166	5,167,760	57,214,279

Shares repurchased	(3,301,534)	(36,969,914)	(5,531,597)	(60,447,293)

Net decrease	(2,735,035)	$(30,603,748)	(363,837)	$(3,233,014)

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class M	Shares	Amount	Shares	Amount

Shares sold	25,944	$289,886	136,636	$1,516,928

Shares issued in connection with
reinvestment of distributions	—	—	47,208	515,511

	25,944	289,886	183,844	2,032,439

Shares repurchased	(198,551)	(2,245,830)	(152,423)	(1,678,415)

Net increase (decrease)	(172,607)	$(1,955,944)	31,421	$354,024

			FOR THE PERIOD 8/31/16
			(COMMENCEMENT OF OPERATIONS) TO
	SIX MONTHS ENDED 4/30/17		10/31/16
Class P	Shares	Amount	Shares	Amount

Shares sold	2,038,745	$23,659,638	7,352,537	$82,848,988

Shares issued in connection with
reinvestment of distributions	—	—	—	—

	2,038,745	23,659,638	7,352,537	82,848,988

Shares repurchased	(1,104,894)	(12,818,810)	(1,032,803)	(11,669,937)

Net increase	933,851	$10,840,828	6,319,734	$71,179,051

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class R	Shares	Amount	Shares	Amount

Shares sold	35,220	$401,708	62,957	$718,135

Shares issued in connection with
reinvestment of distributions	—	—	11,740	128,670

	35,220	401,708	74,697	846,805

Shares repurchased	(9,153)	(104,198)	(34,948)	(386,053)

Net increase	26,067	$297,510	39,749	$460,752

Absolute Return 700 Fund 75

			YEAR ENDED 10/31/16*
Class R5			Shares	Amount

Shares sold			—	$—

Shares issued in connection with
reinvestment of distributions			80	892

			80	892

Shares repurchased			(1,016)	(11,105)

Net decrease			(936)	$(10,213)

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class R6	Shares	Amount	Shares	Amount

Shares sold	168,480	$1,974,695	169,473	$1,885,231

Shares issued in connection with
reinvestment of distributions	—	—	56,708	629,455

	168,480	1,974,695	226,181	2,514,686

Shares repurchased	(101,427)	(1,169,109)	(195,706)	(2,196,423)

Net increase	67,053	$805,586	30,475	$318,263

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class Y	Shares	Amount	Shares	Amount

Shares sold	14,627,371	$170,211,261	34,204,621	$386,945,474

Shares issued in connection with
reinvestment of distributions	—	—	4,778,382	52,896,684

	14,627,371	170,211,261	38,983,003	439,842,158

Shares repurchased	(17,312,870)	(199,208,272)	(46,283,292)	(518,992,337)

Net decrease	(2,685,499)	$(28,997,011)	(7,300,289)	$(79,150,179)

* Effective February 1, 2016, the fund has liquidated its class R5 shares.

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value

Class P	889	0.01%	$10,579

Class R6	1,019	0.13	12,167

76 Absolute Return 700 Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

	Fair value at
	the beginning				Fair value at
	of the				the end of the
	reporting			Investment	reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Cash Collateral
Pool, LLC*	$53,420,625	$442,279,608	$433,257,458	$256,875	$62,442,775

Putnam Short Term
Investment Fund**	120,142,869	331,966,303	343,874,971	358,480	108,234,201

Totals	$173,563,494	$774,245,911	$777,132,429	$615,355	$170,676,976

* No management fees are charged to Putnam Cash Collateral Pool, LLC. Investment income shown is included in securities lending income on the Statement of operations.

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default.

The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Absolute Return 700 Fund 77

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$1,100,000

Purchased currency options (contract amount)	$19,500,000

Purchased swap option contracts (contract amount)	$56,500,000

Written equity option contracts (contract amount) (Note 3)	$240,000

Written currency options (contract amount) (Note 3)	$14,900,000

Written swap option contracts (contract amount) (Note 3)	$63,900,000

Futures contracts (number of contracts)	3,000

Forward currency contracts (contract amount)	$553,400,000

Centrally cleared interest rate swap contracts (notional)	$1,144,500,000

OTC total return swap contracts (notional)	$2,603,500,000

OTC credit default contracts (notional)	$108,300,000

Centrally cleared credit default contracts (notional)	$76,900,000

Warrants (number of warrants)	4,300,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	ASSET DERIVATIVES		LIABILITY DERIVATIVES

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Receivables, Net
	assets — Unrealized		Payables, Net assets —
Credit contracts	appreciation	$15,322,567*	Unrealized depreciation	$8,722,478

Foreign exchange	Investments,
contracts	Receivables	3,596,708	Payables	3,407,590

Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	26,933,168*	Unrealized depreciation	42,469,802*

Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	11,610,241*	Unrealized depreciation	2,892,580*

Total		$57,462,684		$57,492,450

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

78 Absolute Return 700 Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for
as hedging				Forward
instruments				currency
under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(433,670)	$(433,670)

Foreign exchange
contracts	—	708,732	—	1,873,223	—	2,581,955

Equity contracts	6,471,356	—	5,990,801	—	32,399,725	44,861,882

Interest rate
contracts	—	(6,888,481)	(7,449,188)	—	(13,766,739)	(28,104,408)

Total	$6,471,356	$(6,179,749)	$(1,458,387)	$1,873,223	$18,199,316	$18,905,759

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments

Derivatives not
accounted for
as hedging				Forward
instruments				currency
under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$2,516,423	$2,516,423

Foreign exchange
contracts	—	—	—	(1,405,693)	—	(1,405,693)

Equity contracts	(3,726,248)	(3,902,768)	(1,841,820)	—	(38,937,327)	(48,408,163)

Interest rate
contracts	—	291,411	2,406,533	—	7,274,911	9,972,855

Total	$(3,726,248)	$(3,611,357)	$564,713	$(1,405,693)	$(29,145,993)	$(37,324,578)

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

Absolute Return 700 Fund 79

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

Centrally cleared interest
rate swap contracts§	$—	$—	$1,868,612	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,868,612

OTC Total return swap
contracts*#	2,905,842	52,431	—	3,613	8,173	3,326,262	8,828,335	—	—	8,339	—	—	—	—	—	15,132,995

OTC Credit default
contracts*#	—	—	—	—	1,633,549	—	1,074,772	—	—	58,850	—	—	—	—	—	2,767,171

Centrally cleared credit
default contracts§	—	—	98,107	—	—	—	—	—	—	—	—	—	—	—	—	98,107

Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Forward currency
contracts #	612,988	404,861	—	185,452	186,297	—	644,580	73,635	348,561	—	—	576,040	135,077	373,442	55,775	3,596,708

Forward premium swap
option contracts #	12,929	1,231	—	—	—	—	824	—	21,160	—	—	—	—	—	—	36,144

Purchased swap
options**#	13,721	38,049	—	94,897	—	—	7,304	—	71,646	—	—	—	—	—	—	225,617

Purchased options**#	—	—	—	1,280,320	—	1,602,246	—	—	1,494,793	—	—	—	—	—	—	4,377,359

Total Assets	$3,545,480	$496,572	$1,966,719	$1,564,282	$1,828,019	$4,928,508	$10,555,815	$73,635	$1,936,160	$67,189	$—	$576,040	$135,077	$373,442	$55,775	$28,102,713

Liabilities:

Centrally cleared interest
rate swap contracts§	—	—	1,509,387	—	—	—	—	—	—	—	—	—	—	—	—	1,509,387

OTC Total return swap
contracts*#	17,802,120	43,116	—	4,416,831	11,860	6,472,906	3,834,768	—	2,819,021	4,337	—	—	—	3,758,374	—	39,163,333

OTC Credit default
contracts*#	—	30,793	—	—	4,866,413	—	2,137,256	—	—	1,688,016	—	—	—	—	—	8,722,478

Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Futures contracts§	—	—	—	—	—	—	—	—	—	—	601,748	—	—	—	—	601,748

Forward currency
contracts#	502,595	240,389	—	—	121,990	—	345,464	65,598	1,099,960	—	—	312,890	519,445	167,565	31,694	3,407,590

Forward premium swap
option contracts#	11,265	2,953	—	—	4,655	—	703	—	18,530	—	—	—	—	—	—	38,106

Written swap options#	15,251	39,197	—	63,317	—	—	7,148	—	541,275	—	—	—	—	—	—	666,188

Written options#	—	—	—	—	—	53,694	—	—	—	—	—	—	—	—	—	53,694

Total Liabilities	$18,331,231	$356,448	$1,509,387	$4,480,148	$5,004,918	$6,526,600	$6,325,339	$65,598	$4,478,786	$1,692,353	$601,748	$312,890	$519,445	$3,925,939	$31,694	$54,162,524

Total Financial and
Derivative Net Assets	$(14,785,751)	$140,124	$457,332	$(2,915,866)	$(3,176,899)	$(1,598,092)	$4,230,476	$8,037	$(2,542,626)	$(1,625,164)	$(601,748)	$263,150	$(384,368)	$(3,552,497)	$24,081	$(26,059,811)

Total collateral received
(pledged)†##	$(14,570,267)	$139,098	$—	$(2,550,960)	$(3,068,835)	$(1,281,879)	$4,230,476	$—	$(2,542,626)	$(1,602,254)	$—	$120,256	$(363,429)	$(3,552,497)	$—

Net amount	$(215,484)	$1,026	$457,332	$(364,906)	$(108,064)	$(316,213)	$—	$8,037	$—	$(22,910)	$(601,748)	$142,894	$(20,939)	$—	$24,081

80 Absolute Return 700 Fund	Absolute Return 700 Fund 81

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

Note 10: New pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Putnam Management have evaluated the amendments and their impact, if any, on the fund’s financial statements.

82 Absolute Return 700 Fund

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Emerging Markets Income Fund
Small Cap Growth Fund	Floating Rate Income Fund
Global Income Trust
Blend	Government Money Market Fund*
Capital Opportunities Fund	High Yield Advantage Fund
Capital Spectrum Fund	High Yield Trust
Emerging Markets Equity Fund	Income Fund
Equity Spectrum Fund	Money Market Fund†
Europe Equity Fund	Short Duration Income Fund
Global Equity Fund	U.S. Government Income Trust
International Capital Opportunities Fund
International Equity Fund	Tax-free Income
Investors Fund	AMT-Free Municipal Fund
Low Volatility Equity Fund	Intermediate-Term Municipal Income Fund
Multi-Cap Core Fund	Short-Term Municipal Income Fund
Research Fund	Tax Exempt Income Fund
Tax-Free High Yield Fund
Value
Convertible Securities Fund	State tax-free income funds‡:
Equity Income Fund	Arizona, California, Massachusetts, Michigan,
Global Dividend Fund	Minnesota, New Jersey, New York, Ohio,
The Putnam Fund for Growth and Income	and Pennsylvania.
International Value Fund
Multi-Cap Value Fund
Small Cap Value Fund

Absolute Return 700 Fund 83

Absolute Return	Retirement Income Fund Lifestyle 1 — a portfolio
Absolute Return 100 Fund®	with managed allocations to stocks, bonds,
Absolute Return 300 Fund®	and money market investments to generate
Absolute Return 500 Fund®	retirement income.
Absolute Return 700 Fund®
RetirementReady® Funds — portfolios with
Global Sector	adjusting allocations to stocks, bonds, and
Global Consumer Fund	money market instruments, becoming more
Global Energy Fund	conservative over time.
Global Financials Fund
Global Health Care Fund	RetirementReady® 2060 Fund
Global Industrials Fund	RetirementReady® 2055 Fund
Global Natural Resources Fund	RetirementReady® 2050 Fund
Global Sector Fund	RetirementReady® 2045 Fund
Global Technology Fund	RetirementReady® 2040 Fund
Global Telecommunications Fund	RetirementReady® 2035 Fund
Global Utilities Fund	RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
Asset Allocation	RetirementReady® 2020 Fund
George Putnam Balanced Fund

Global Asset Allocation Funds — four
investment portfolios that spread your money
across a variety of stocks, bonds, and money
market instruments.

Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund
Dynamic Asset Allocation Growth Fund
Dynamic Risk Allocation Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

84 Absolute Return 700 Fund

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	James F. Clark
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Kenneth R. Leibler, Vice Chair	Chief Compliance Officer
One Post Office Square	Liaquat Ahamed
Boston, MA 02109	Ravi Akhoury	Michael J. Higgins
	Barbara M. Baumann	Vice President, Treasurer,
Investment Sub-Advisors	Robert J. Darretta	and Clerk
Putnam Investments Limited	Katinka Domotorffy
57–59 St James’s Street	Catharine Bond Hill	Janet C. Smith
London, England SW1A 1LD	John A. Hill	Vice President,
	Paul L. Joskow	Principal Financial Officer,
The Putnam Advisory	Robert E. Patterson	Principal Accounting Officer,
Company, LLC	George Putnam, III	and Assistant Treasurer
One Post Office Square	Robert L. Reynolds
Boston, MA 02109	Manoj P. Singh	Susan G. Malloy
	W. Thomas Stephens	Vice President and
Marketing Services		Assistant Treasurer
Putnam Retail Management	Officers
One Post Office Square	Robert L. Reynolds	Mark C. Trenchard
Boston, MA 02109	President	Vice President and
BSA Compliance Officer
Custodian	Jonathan S. Horwitz
State Street Bank	Executive Vice President,	Nancy E. Florek
and Trust Company	Principal Executive Officer,	Vice President, Director of
	and Compliance Liaison	Proxy Voting and Corporate
Legal Counsel		Governance, Assistant Clerk,
Ropes & Gray LLP	Robert T. Burns	and Associate Treasurer
Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Absolute Return 700 Fund®. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

1-800-225-1581
putnam.com

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SA107 306344 6/17

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 27, 2017